The Best of America® V
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 51. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares

•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco - Invesco V.I. Global Fund: Series I
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series I
•	Invesco - Invesco V.I. Main Street Fund: Series I
•	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - Global Resources Fund: Class S
•	VanEck VIP Trust - Global Resources Fund: Initial Class

•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.

SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Maximum Annual Contract Maintenance Charge	$15 [4]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	1.10%
Five-Year CDSC Option	0.15% [6]
Total Variable Account Charges (including this option only)	1.25%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [7]
Total Variable Account Charges (including this option only)	1.20%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.15%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.25%
Optional Death Benefits (an applicant may elect one)
Optional One-Year Step Up Death Benefit	0.05%
Total Variable Account Charges (including this option only)	1.15%
Optional 5% Enhanced Death Benefit	0.10%
Total Variable Account Charges (including this option only)	1.20%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Five-Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%
Hardship Waiver for Tax Sheltered Annuities	0.15%
Optional 5% Enhanced Death Benefit	0.10%
Maximum Possible Total Variable Account Charges	1.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract; or

•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[4]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each Contract Anniversary. This charge is waived on a going-forward basis for any contract valued at $25,000 or more on any Contract Anniversary.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[6]	Range of Five-Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.
[7]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	15% of all purchase payments made to the contract; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	2.45%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;

•	the seven year CDSC schedule;
•	a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.45%)	$1,146	$1,846	$2,555	$4,572	*	$1,346	$2,255	$4,572	$446	$1,346	$2,255	$4,572
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$ 917	$1,171	$1,450	$2,472	*	$ 671	$1,150	$2,472	$217	$ 671	$1,150	$2,472
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).

Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For contracts issued as Charitable Remainder Trusts and Tax Sheltered Annuities, there is no minimum initial purchase payment. For all other contract types, the minimum initial purchase payment is $1,000. For Tax Sheltered Annuities, the minimum subsequent purchase payment is $25. For all other contract types, there is no minimum subsequent purchase payment.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.

CDSC Options
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five-Year CDSC Option	All	0.15%
Additional Withdrawal without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
Optional Death Benefits
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.

Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit purchase payments and/or transfers into the Fixed Account if the Fixed Account is (or would be after the purchase payment or transfer) equal to or greater than 30% of the Contract Value at the time such purchase payment is submitted or such transfer is requested. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.

Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, loans death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.

Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:

•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of

Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:

(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Optional Death Benefits
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
CDSC Options
Five-Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.

Additional Withdrawal without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner and/or Contingent Annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.10% to 1.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;

•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.

Transfers to the Fixed Account
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit transfers into the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time such transfer is requested.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges

•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	a $15 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $25,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough

Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:

2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138

Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize the Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.

Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.

Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner and no death benefit is paid.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).

Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.

If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).

On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.

Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.10% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.

Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.

Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-56073

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (formerly, Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2)
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Main Street Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.10%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 1.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.669555	14.176309	3.71%	3,755
2019	11.993676	13.669555	13.97%	2,202
2018	13.089545	11.993676	-8.37%	2,219
2017	11.576608	13.089545	13.07%	2,238
2016	11.323854	11.576608	2.23%	1,815
2015	11.600604	11.323854	-2.39%	1,816
2014	11.256096	11.600604	3.06%	1,816
2013	10.167936	11.256096	10.70%	1,816
2012*	10.000000	10.167936	1.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.858337	8.954596	1.09%	0
2019	7.669232	8.858337	15.50%	0
2018*	10.000000	7.669232	-23.31%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	21.736982	22.154268	1.92%	4,374
2019	18.330553	21.736982	18.58%	4,318
2018	21.882609	18.330553	-16.23%	5,001
2017	19.605961	21.882609	11.61%	6,652
2016	15.885120	19.605961	23.42%	4,702
2015	17.031581	15.885120	-6.73%	3,586
2014	15.806910	17.031581	7.75%	4,187
2013	11.612344	15.806910	36.12%	7,451
2012	9.911273	11.612344	17.16%	7,457
2011	10.966845	9.911273	-9.63%	6,896

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.828733	16.066851	8.35%	24,811
2019	13.767981	14.828733	7.70%	27,957
2018	14.325759	13.767981	-3.89%	36,281
2017	13.971660	14.325759	2.53%	43,475
2016	13.532889	13.971660	3.24%	51,173
2015	14.029679	13.532889	-3.54%	48,688
2014	13.732578	14.029679	2.16%	66,752
2013	15.171785	13.732578	-9.49%	68,646
2012	14.285811	15.171785	6.20%	86,368
2011	12.926098	14.285811	10.52%	90,757
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	32.865032	36.341765	10.58%	56,429
2019	26.809780	32.865032	22.59%	64,498
2018	29.108686	26.809780	-7.90%	71,761
2017	24.427294	29.108686	19.16%	72,662
2016	21.763717	24.427294	12.24%	77,162
2015	23.316310	21.763717	-6.66%	80,491
2014	20.955483	23.316310	11.27%	87,395
2013	15.600262	20.955483	34.33%	96,167
2012	13.747239	15.600262	13.48%	102,496
2011	13.480316	13.747239	1.98%	115,304
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	29.261162	29.289614	0.10%	22,731
2019	22.908665	29.261162	27.73%	35,420
2018	26.576190	22.908665	-13.80%	39,345
2017	24.057594	26.576190	10.47%	43,734
2016	19.799287	24.057594	21.51%	48,412
2015	20.310510	19.799287	-2.52%	44,930
2014	17.639464	20.310510	15.14%	46,693
2013	13.707510	17.639464	28.68%	50,455
2012	11.914872	13.707510	15.05%	39,534
2011	12.131262	11.914872	-1.78%	39,272
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	13.076033	30.76%	938
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.902854	12.597403	5.84%	2,474
2019	10.477971	11.902854	13.60%	2,083
2018	10.910293	10.477971	-3.96%	5,391
2017	10.302079	10.910293	5.90%	6,565
2016	9.232806	10.302079	11.58%	971
2015*	10.000000	9.232806	-7.67%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.752788	11.543045	7.35%	9,056
2019	9.961216	10.752788	7.95%	11,456
2018	10.145817	9.961216	-1.82%	4,969
2017	9.939655	10.145817	2.07%	4,940
2016	9.808699	9.939655	1.34%	5,395
2015*	10.000000	9.808699	-1.91%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.929096	15.292035	2.43%	4,571
2019	11.842963	14.929096	26.06%	5,211
2018	12.934695	11.842963	-8.44%	9,039
2017	11.226802	12.934695	15.21%	9,003
2016	9.780640	11.226802	14.79%	7,852
2015*	10.000000	9.780640	-2.19%	403
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.669299	22.287593	19.38%	43,640
2019	16.030648	18.669299	16.46%	43,925
2018	17.539200	16.030648	-8.60%	48,603
2017	15.595831	17.539200	12.46%	57,625
2016	15.190796	15.595831	2.67%	60,688
2015	15.515057	15.190796	-2.09%	64,201
2014	15.390246	15.515057	0.81%	89,390
2013	13.600734	15.390246	13.16%	97,558
2012	12.505920	13.600734	8.75%	82,100
2011	13.122397	12.505920	-4.70%	68,778
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.470339	14.367382	6.66%	482
2019	11.363834	13.470339	18.54%	3,851
2018	13.628691	11.363834	-16.62%	3,967
2017	11.978277	13.628691	13.78%	4,197
2016	10.512985	11.978277	13.94%	4,197
2015	10.904285	10.512985	-3.59%	3,699
2014*	10.000000	10.904285	9.04%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	37.124784	40.622038	9.42%	30,377
2019	30.715050	37.124784	20.87%	34,715
2018	34.121130	30.715050	-9.98%	38,589
2017	30.692673	34.121130	11.17%	39,866
2016	24.682937	30.692673	24.35%	45,761
2015	25.552721	24.682937	-3.40%	48,727
2014	24.578155	25.552721	3.97%	55,088
2013	17.660870	24.578155	39.17%	61,639
2012	15.428967	17.660870	14.47%	64,720
2011	15.512910	15.428967	-0.54%	70,761

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	36.841233	42.997430	16.71%	197,039
2019	28.396001	36.841233	29.74%	231,890
2018	30.109243	28.396001	-5.69%	253,707
2017	25.047963	30.109243	20.21%	274,552
2016	22.671638	25.047963	10.48%	292,256
2015	22.672789	22.671638	-0.01%	327,894
2014	20.211670	22.672789	12.18%	346,843
2013	15.478869	20.211670	30.58%	372,711
2012	13.523176	15.478869	14.46%	400,937
2011	13.421278	13.523176	0.76%	451,106
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	28.908168	35.493025	22.78%	47,104
2019	21.754972	28.908168	32.88%	55,989
2018	23.011237	21.754972	-5.46%	64,462
2017	20.173163	23.011237	14.07%	73,638
2016	18.479930	20.173163	9.16%	85,166
2015	19.302126	18.479930	-4.26%	89,791
2014	17.202587	19.302126	12.20%	98,359
2013	12.947248	17.202587	32.87%	110,543
2012	11.691544	12.947248	10.74%	119,389
2011	11.715723	11.691544	-0.21%	133,781
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	36.299499	44.404823	22.33%	32,147
2019	26.968409	36.299499	34.60%	37,535
2018	29.276096	26.968409	-7.88%	43,256
2017	23.246830	29.276096	25.94%	45,051
2016	21.782964	23.246830	6.72%	46,696
2015	22.582690	21.782964	-3.54%	52,295
2014	21.124533	22.582690	6.90%	64,207
2013	17.637339	21.124533	19.77%	76,058
2012	16.149529	17.637339	9.21%	74,440
2011	14.978871	16.149529	7.82%	77,437
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.182676	11.757167	5.14%	2,656
2019	9.703770	11.182676	15.24%	2,771
2018	10.221005	9.703770	-5.06%	2,738
2017*	10.000000	10.221005	2.21%	2,785
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.601162	17.028646	-3.25%	9,444
2019	13.934395	17.601162	26.31%	9,095
2018	16.964778	13.934395	-17.86%	8,769
2017	15.348301	16.964778	10.53%	9,009
2016	11.838473	15.348301	29.65%	6,240
2015	12.797136	11.838473	-7.49%	2,597
2014	12.251137	12.797136	4.46%	3,469
2013*	10.000000	12.251137	22.51%	1,580

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	11.210864	11.309207	0.88%	2,808
2019	10.586184	11.210864	5.90%	3,172
2018	10.713776	10.586184	-1.19%	15,142
2017	10.472114	10.713776	2.31%	5,699
2016	9.718836	10.472114	7.75%	9,118
2015	9.925412	9.718836	-2.08%	8,001
2014*	10.000000	9.925412	-0.75%	12
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	20.634093	22.064006	6.93%	43,493
2019	19.063347	20.634093	8.24%	46,829
2018	19.391515	19.063347	-1.69%	49,236
2017	18.846079	19.391515	2.89%	55,974
2016	18.353254	18.846079	2.69%	59,442
2015	18.602682	18.353254	-1.34%	69,295
2014	18.122183	18.602682	2.65%	75,690
2013	18.136040	18.122183	-0.08%	85,451
2012	16.713375	18.136040	8.51%	95,985
2011	16.523281	16.713375	1.15%	102,987
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.549197	13.654718	29.44%	1,983
2019	8.256242	10.549197	27.77%	1,181
2018*	10.000000	8.256242	-17.44%	729
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	18.054224	20.068429	11.16%	7,507
2019	15.737216	18.054224	14.72%	11,919
2018	16.594322	15.737216	-5.17%	11,821
2017	14.849290	16.594322	11.75%	12,319
2016	14.261349	14.849290	4.12%	14,045
2015	14.465070	14.261349	-1.41%	13,638
2014	14.016322	14.465070	3.20%	13,257
2013	12.498349	14.016322	12.15%	16,325
2012	11.315439	12.498349	10.45%	16,197
2011	11.473634	11.315439	-1.38%	27,538
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.830988	21.401750	13.65%	36,444
2019	15.865851	18.830988	18.69%	44,179
2018	17.063195	15.865851	-7.02%	47,220
2017	14.812671	17.063195	15.19%	56,139
2016	14.123545	14.812671	4.88%	60,048
2015	14.333150	14.123545	-1.46%	65,845
2014	13.846720	14.333150	3.51%	70,442
2013	12.074272	13.846720	14.68%	74,692
2012	10.786367	12.074272	11.94%	70,922
2011	11.030144	10.786367	-2.21%	78,085

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	20.207770	23.334474	15.47%	54,232
2019	16.428287	20.207770	23.01%	55,721
2018	18.033917	16.428287	-8.90%	58,541
2017	15.092110	18.033917	19.49%	60,471
2016	14.325457	15.092110	5.35%	55,268
2015	14.533601	14.325457	-1.43%	60,769
2014	14.013978	14.533601	3.71%	71,852
2013	11.662690	14.013978	20.16%	68,551
2012	10.211709	11.662690	14.21%	71,921
2011	10.611150	10.211709	-3.76%	71,567
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.920329	16.813498	20.78%	47,778
2019	11.340395	13.920329	22.75%	51,038
2018	12.000170	11.340395	-5.50%	26,791
2017	10.449246	12.000170	14.84%	18,119
2016*	10.000000	10.449246	4.49%	1,832
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	11.025524	14.201094	28.80%	8,884
2019*	10.000000	11.025524	10.26%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.677155	5.759843	-33.62%	50,826
2019	7.988839	8.677155	8.62%	55,310
2018	10.737692	7.988839	-25.60%	63,462
2017	11.166692	10.737692	-3.84%	74,798
2016	8.456925	11.166692	32.04%	82,892
2015	10.790031	8.456925	-21.62%	76,367
2014	12.506725	10.790031	-13.73%	88,901
2013	10.186261	12.506725	22.78%	80,818
2012	9.834227	10.186261	3.58%	81,841
2011	10.488753	9.834227	-6.24%	93,426
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	33.246264	35.032807	5.37%	100,213
2019	26.401798	33.246264	25.92%	106,993
2018	29.145429	26.401798	-9.41%	113,641
2017	26.123686	29.145429	11.57%	130,293
2016	22.402720	26.123686	16.61%	151,391
2015	23.617524	22.402720	-5.14%	170,376
2014	21.979695	23.617524	7.45%	187,981
2013	17.360932	21.979695	26.60%	206,529
2012	14.979785	17.360932	15.90%	235,405
2011	15.017074	14.979785	-0.25%	259,536

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.980147	15.940450	6.41%	730
2019	11.680070	14.980147	28.25%	462
2018	13.006311	11.680070	-10.20%	575
2017	11.277240	13.006311	15.33%	1,064
2016*	10.000000	11.277240	12.77%	573
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	39.972668	56.828853	42.17%	163,278
2019	30.120590	39.972668	32.71%	176,098
2018	30.541576	30.120590	-1.38%	199,053
2017	22.873806	30.541576	33.52%	218,170
2016	22.963644	22.873806	-0.39%	227,913
2015	21.689375	22.963644	5.88%	261,567
2014	19.723857	21.689375	9.97%	283,202
2013	14.642162	19.723857	34.71%	305,833
2012	12.925353	14.642162	13.28%	338,370
2011	13.050381	12.925353	-0.96%	383,843
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	21.073225	21.393481	1.52%	36,361
2019	18.541246	21.073225	13.66%	45,769
2018	19.448875	18.541246	-4.67%	47,426
2017	18.365937	19.448875	5.90%	51,644
2016	16.236153	18.365937	13.12%	51,845
2015	17.057378	16.236153	-4.81%	53,912
2014	17.063732	17.057378	-0.04%	22,216
2013	16.296302	17.063732	4.71%	28,913
2012	14.429589	16.296302	12.94%	32,631
2011	14.038580	14.429589	2.79%	32,879
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	16.414455	17.736377	8.05%	68,342
2019	15.145888	16.414455	8.38%	76,471
2018	15.412700	15.145888	-1.73%	96,628
2017	14.961518	15.412700	3.02%	88,376
2016	14.458342	14.961518	3.48%	91,155
2015	14.723060	14.458342	-1.80%	94,224
2014	14.076832	14.723060	4.59%	105,754
2013	14.507539	14.076832	-2.97%	112,393
2012	13.869193	14.507539	4.60%	153,732
2011	13.080146	13.869193	6.03%	143,405

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	22.356021	26.098567	16.74%	74,162
2019	18.325912	22.356021	21.99%	80,619
2018	21.709019	18.325912	-15.58%	85,756
2017	18.184854	21.709019	19.38%	96,641
2016	16.400061	18.184854	10.88%	100,705
2015	16.834960	16.400061	-2.58%	108,168
2014	16.029009	16.834960	5.03%	116,225
2013	11.911608	16.029009	34.57%	121,375
2012	10.496172	11.911608	13.49%	128,504
2011	11.886570	10.496172	-11.70%	138,603
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	24.809219	28.338045	14.22%	26,390
2019	19.647844	24.809219	26.27%	29,468
2018	23.342056	19.647844	-15.83%	33,679
2017	18.140118	23.342056	28.68%	37,974
2016	19.331387	18.140118	-6.16%	44,129
2015	18.887147	19.331387	2.35%	47,690
2014	20.794213	18.887147	-9.17%	4,681
2013	16.126667	20.794213	28.94%	6,231
2012	13.527678	16.126667	19.21%	7,611
2011	16.524786	13.527678	-18.14%	8,199
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.489446	10.591456	-7.82%	1,663
2019	9.448813	11.489446	21.60%	2,758
2018	10.213788	9.448813	-7.49%	1,610
2017*	10.000000	10.213788	2.14%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	30.766921	32.917213	6.99%	12,191
2019	23.165397	30.766921	32.81%	13,634
2018	28.335317	23.165397	-18.25%	17,111
2017	24.032790	28.335317	17.90%	18,446
2016	22.195518	24.032790	8.28%	20,058
2015	23.149550	22.195518	-4.12%	23,813
2014	21.938793	23.149550	5.52%	28,275
2013	17.005390	21.938793	29.01%	31,915
2012	13.528547	17.005390	25.70%	34,431
2011	15.006538	13.528547	-9.85%	37,730

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.632265	17.275850	10.51%	6,137
2019	13.187250	15.632265	18.54%	6,914
2018	14.758780	13.187250	-10.65%	7,714
2017	13.326193	14.758780	10.75%	12,025
2016	11.904886	13.326193	11.94%	13,535
2015	12.834741	11.904886	-7.24%	13,300
2014	12.618130	12.834741	1.72%	13,565
2013	10.308138	12.618130	22.41%	8,308
2012	9.037365	10.308138	14.06%	7,075
2011	9.280772	9.037365	-2.62%	9,689
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	19.082894	19.003920	-0.41%	45,252
2019	16.625311	19.082894	14.78%	52,280
2018	17.567362	16.625311	-5.36%	64,137
2017	16.195602	17.567362	8.47%	68,009
2016	14.361314	16.195602	12.77%	79,074
2015	15.623162	14.361314	-8.08%	83,961
2014	15.099934	15.623162	3.47%	99,177
2013	13.399766	15.099934	12.69%	95,531
2012	12.027382	13.399766	11.41%	82,200
2011	11.877684	12.027382	1.26%	77,737
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	21.867517	22.749163	4.03%	19,625
2019	17.499862	21.867517	24.96%	22,856
2018	20.310970	17.499862	-13.84%	26,323
2017	18.559345	20.310970	9.44%	40,885
2016	14.413956	18.559345	28.76%	41,828
2015	15.736753	14.413956	-8.41%	44,443
2014	15.821443	15.736753	-0.54%	48,673
2013	11.742187	15.821443	34.74%	51,449
2012	10.028976	11.742187	17.08%	46,369
2011	10.536498	10.028976	-4.82%	54,584
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.525381	14.516293	15.90%	8,397
2019	9.996062	12.525381	25.30%	8,555
2018	12.003921	9.996062	-16.73%	11,071
2017	8.644053	12.003921	38.87%	17,260
2016	7.441938	8.644053	16.15%	17,002
2015	9.359497	7.441938	-20.49%	15,239
2014*	10.000000	9.359497	-6.41%	14,928

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	9.128816	8.923851	-2.25%	6,327
2019	8.202653	9.128816	11.29%	6,180
2018	9.809133	8.202653	-16.38%	6,734
2017	8.499166	9.809133	15.41%	8,002
2016	8.018123	8.499166	6.00%	8,228
2015	8.670237	8.018123	-7.52%	9,964
2014*	10.000000	8.670237	-13.30%	14,681
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.890212	9.264835	-6.32%	22,591
2019	9.802891	9.890212	0.89%	24,207
2018	9.724087	9.802891	0.81%	27,547
2017	9.646188	9.724087	0.81%	39,382
2016	9.474770	9.646188	1.81%	44,726
2015	10.011105	9.474770	-5.36%	56,783
2014*	10.000000	10.011105	0.11%	58,545
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.311648	13.706766	2.97%	1,799
2019	12.024408	13.311648	10.71%	1,799
2018	12.709968	12.024408	-5.39%	1,976
2017	11.361304	12.709968	11.87%	4,902
2016	11.009778	11.361304	3.19%	4,257
2015	11.819801	11.009778	-6.85%	4,023
2014	11.497629	11.819801	2.80%	8,248
2013	10.236738	11.497629	12.32%	10,831
2012*	10.000000	10.236738	2.37%	4
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.136683	10.698815	5.55%	0
2019	9.418540	10.136683	7.62%	42
2018*	10.000000	9.418540	-5.81%	481
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	10.178944	10.810746	6.21%	0
2019	9.800822	10.178944	3.86%	0
2018	10.440240	9.800822	-6.12%	157
2017	10.181903	10.440240	2.54%	157
2016	10.344868	10.181903	-1.58%	12,377
2015	10.270057	10.344868	0.73%	15,736
2014	9.921960	10.270057	3.51%	0
2013*	10.000000	9.921960	-0.78%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	24.059897	33.788663	40.44%	2,324
2019	17.831951	24.059897	34.93%	2,603
2018	18.761265	17.831951	-4.95%	3,108
2017	14.933293	18.761265	25.63%	3,365
2016	14.800424	14.933293	0.90%	2,505
2015	14.286411	14.800424	3.60%	2,932
2014	13.354435	14.286411	6.98%	5,466
2013	9.659049	13.354435	38.26%	2,960
2012*	10.000000	9.659049	-3.41%	3,556
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	41.949130	58.368712	39.14%	62,928
2019	30.435370	41.949130	37.83%	71,986
2018	32.769050	30.435370	-7.12%	81,831
2017	25.725611	32.769050	27.38%	89,009
2016	25.417636	25.725611	1.21%	99,270
2015	24.107756	25.417636	5.43%	101,291
2014	23.043036	24.107756	4.62%	110,482
2013	17.133756	23.043036	34.49%	124,256
2012	14.877798	17.133756	15.16%	130,862
2011	14.879893	14.877798	-0.01%	145,384
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.682208	46.82%	4,984
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	29.444859	37.169435	26.23%	136,508
2019	22.591168	29.444859	30.34%	159,997
2018	26.311803	22.591168	-14.14%	174,298
2017	19.466241	26.311803	35.17%	187,581
2016	19.666042	19.466241	-1.02%	199,652
2015	19.130264	19.666042	2.80%	232,595
2014	18.909583	19.130264	1.17%	250,538
2013	15.018696	18.909583	25.91%	29,186
2012	12.523077	15.018696	19.93%	30,903
2011	13.806701	12.523077	-9.30%	44,853
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.319197	11.575392	2.26%	4,286
2019	10.329178	11.319197	9.58%	4,406
2018	10.925137	10.329178	-5.45%	4,404
2017	10.394333	10.925137	5.11%	4,749
2016	9.865136	10.394333	5.36%	2,533
2015	10.205551	9.865136	-3.34%	17,459
2014	10.034213	10.205551	1.71%	19,645
2013	10.159260	10.034213	-1.23%	4,048
2012*	10.000000	10.159260	1.59%	4,839

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	35.854896	40.404587	12.69%	46,532
2019	27.448036	35.854896	30.63%	53,402
2018	30.131258	27.448036	-8.91%	67,375
2017	26.058960	30.131258	15.63%	76,052
2016	23.605694	26.058960	10.39%	83,955
2015	23.099421	23.605694	2.19%	90,197
2014	21.098135	23.099421	9.49%	100,911
2013	16.188933	21.098135	30.32%	118,245
2012	14.006334	16.188933	15.58%	124,599
2011	14.163832	14.006334	-1.11%	140,887
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.953860	18.266413	7.74%	97
2019	13.709852	16.953860	23.66%	124
2018	15.682282	13.709852	-12.58%	117
2017	13.829740	15.682282	13.40%	19,083
2016	12.356679	13.829740	11.92%	19,215
2015	13.052854	12.356679	-5.33%	19,215
2014	12.669740	13.052854	3.02%	19,244
2013	9.972152	12.669740	27.05%	19,245
2012*	10.000000	9.972152	-0.28%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	23.637350	28.036132	18.61%	11,131
2019	18.897840	23.637350	25.08%	12,923
2018	21.309112	18.897840	-11.32%	15,599
2017	18.873632	21.309112	12.90%	24,249
2016	16.164751	18.873632	16.76%	26,017
2015	17.369183	16.164751	-6.93%	24,195
2014	15.690006	17.369183	10.70%	26,072
2013	11.250104	15.690006	39.47%	27,343
2012	9.641310	11.250104	16.69%	24,264
2011	9.968885	9.641310	-3.29%	24,253
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	11.174861	13.377476	19.71%	7,572
2019	8.830778	11.174861	26.54%	8,516
2018	11.099776	8.830778	-20.44%	3,745
2017	8.875693	11.099776	25.06%	3,355
2016	9.224626	8.875693	-3.78%	2,470
2015	9.046251	9.224626	1.97%	2,140
2014*	10.000000	9.046251	-9.54%	7,689

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	34.186562	38.502672	12.63%	12,631
2019	28.385068	34.186562	20.44%	12,183
2018	30.353468	28.385068	-6.48%	13,864
2017	25.948570	30.353468	16.98%	15,246
2016	26.927957	25.948570	-3.64%	18,247
2015	29.706959	26.927957	-9.35%	24,068
2014	31.706766	29.706959	-6.31%	36,398
2013	25.620439	31.706766	23.76%	40,304
2012	21.737636	25.620439	17.86%	42,813
2011	23.685706	21.737636	-8.22%	43,581
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	31.466868	32.996609	4.86%	14,300
2019	28.614173	31.466868	9.97%	14,193
2018	29.559325	28.614173	-3.20%	16,781
2017	28.016130	29.559325	5.51%	19,709
2016	24.380496	28.016130	14.91%	18,279
2015	26.366831	24.380496	-7.53%	15,501
2014	26.161791	26.366831	0.78%	14,488
2013	23.939285	26.161791	9.28%	24,854
2012	20.402867	23.939285	17.33%	7,569
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	40.486720	59.662778	47.36%	16,473
2019	29.677205	40.486720	36.42%	13,164
2018	30.026633	29.677205	-1.16%	12,435
2017	23.924819	30.026633	25.50%	12,286
2016	22.796053	23.924819	4.95%	12,174
2015	24.463597	22.796053	-6.82%	12,254
2014	22.931123	24.463597	6.68%	13,793
2013	17.844019	22.931123	28.51%	12,989
2012	15.888445	17.844019	12.31%	821
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.684551	11.650283	9.04%	3,083
2019	9.886182	10.684551	8.08%	1,288
2018	10.127013	9.886182	-2.38%	1,240
2017	9.907169	10.127013	2.22%	1,050
2016	9.799338	9.907169	1.10%	1,581
2015*	10.000000	9.799338	-2.01%	687

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	30.236365	41.576856	37.51%	140,576
2019	22.339911	30.236365	35.35%	155,708
2018	22.208052	22.339911	0.59%	167,711
2017	17.273094	22.208052	28.57%	183,505
2016	17.131909	17.273094	0.82%	190,398
2015	15.475140	17.131909	10.71%	205,220
2014	14.425725	15.475140	7.27%	212,934
2013	11.144150	14.425725	29.45%	223,413
2012	9.097794	11.144150	22.49%	240,665
2011	9.884966	9.097794	-7.96%	258,083
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.739544	27.935481	49.07%	79,941
2019	13.083832	18.739544	43.23%	81,900
2018	13.110963	13.083832	-0.21%	84,060
2017	9.147736	13.110963	43.32%	78,499
2016	8.123926	9.147736	12.60%	73,538
2015	7.849611	8.123926	3.49%	88,300
2014	7.258436	7.849611	8.14%	90,800
2013	5.420713	7.258436	33.90%	94,739
2012	4.600236	5.420713	17.84%	106,038
2011	5.092165	4.600236	-9.66%	32,786
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	14.688034	16.853969	14.75%	108,170
2019	11.721084	14.688034	25.31%	118,075
2018	13.966198	11.721084	-16.08%	126,573
2017	10.795546	13.966198	29.37%	145,726
2016	11.700067	10.795546	-7.73%	155,433
2015	12.972344	11.700067	-9.81%	167,650
2014	14.922461	12.972344	-13.07%	175,533
2013	13.202859	14.922461	13.02%	184,896
2012	11.795326	13.202859	11.93%	216,486
2011	17.626398	11.795326	-33.08%	39,894
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	35.066656	34.809206	-0.73%	15,369
2019	27.971239	35.066656	25.37%	21,118
2018	32.081353	27.971239	-12.81%	22,561
2017	28.512542	32.081353	12.52%	25,149
2016	25.135143	28.512542	13.44%	26,362
2015	26.107950	25.135143	-3.73%	28,005
2014	22.933695	26.107950	13.84%	28,451
2013	17.527195	22.933695	30.85%	27,968
2012	14.722599	17.527195	19.05%	24,480
2011	14.571140	14.722599	1.04%	19,985

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.636789	10.385654	-2.36%	7,855
2019	9.103525	10.636789	16.84%	7,179
2018	11.302782	9.103525	-19.46%	7,073
2017	8.940360	11.302782	26.42%	6,540
2016	7.484290	8.940360	19.46%	8,254
2015	9.466069	7.484290	-20.94%	299
2014*	10.000000	9.466069	-5.34%	8,999
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.766923	11.439333	6.25%	2,048
2019	10.042145	10.766923	7.22%	2,308
2018	10.259776	10.042145	-2.12%	2,389
2017	9.987667	10.259776	2.72%	1,013
2016*	10.000000	9.987667	-0.12%	51
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	23.124525	33.295579	43.98%	8,336
2019	16.550496	23.124525	39.72%	7,260
2018	17.028013	16.550496	-2.80%	7,114
2017	13.628261	17.028013	24.95%	6,822
2016	12.665066	13.628261	7.61%	7,353
2015	13.086728	12.665066	-3.22%	6,958
2014	14.304313	13.086728	-8.51%	6,483
2013	10.241840	14.304313	39.67%	9,143
2012*	10.000000	10.241840	2.42%	897
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	25.025499	25.547330	2.09%	40,706
2019	19.538746	25.025499	28.08%	45,953
2018	22.039911	19.538746	-11.35%	59,442
2017	18.989918	22.039911	16.06%	67,246
2016	16.875774	18.989918	12.53%	72,750
2015	17.224346	16.875774	-2.02%	76,024
2014	15.803595	17.224346	8.99%	80,447
2013	11.784529	15.803595	34.10%	83,324
2012	10.282757	11.784529	14.60%	88,566
2011	10.445607	10.282757	-1.56%	97,714
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.872683	12.419913	14.23%	1,735
2019*	10.000000	10.872683	8.73%	595

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.747468	27.043156	18.88%	22,457
2019	18.304732	22.747468	24.27%	28,926
2018	20.503262	18.304732	-10.72%	29,578
2017	16.346588	20.503262	25.43%	39,225
2016	15.916511	16.346588	2.70%	41,818
2015	15.136871	15.916511	5.15%	38,182
2014	15.133806	15.136871	0.02%	20,276
2013	11.989006	15.133806	26.23%	24,357
2012	10.456746	11.989006	14.65%	14,408
2011	10.764126	10.456746	-2.86%	10,554
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.340369	33.40%	470
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.653256	36.53%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	15.401712	16.420302	6.61%	8,825
2019	14.044915	15.401712	9.66%	9,117
2018	14.295080	14.044915	-1.75%	7,153
2017	13.604315	14.295080	5.08%	7,226
2016	12.963045	13.604315	4.95%	11,053
2015	13.193124	12.963045	-1.74%	9,449
2014	12.368317	13.193124	6.67%	11,030
2013	12.545648	12.368317	-1.41%	12,270
2012	11.591270	12.545648	8.23%	13,099
2011	11.093339	11.591270	4.49%	13,936
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	53.631219	55.982431	4.38%	1,126
2019	47.463285	53.631219	13.00%	1,411
2018	51.576194	47.463285	-7.97%	1,819
2017	47.532858	51.576194	8.51%	2,012
2016	43.471810	47.532858	9.34%	2,464
2015	44.451225	43.471810	-2.20%	3,026
2014	43.667264	44.451225	1.80%	3,089
2013	48.386688	43.667264	-9.75%	3,278
2012	41.476432	48.386688	16.66%	3,345
2011	39.180972	41.476432	5.86%	3,617
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.009370	11.706752	-2.52%	3,878
2019	9.496529	12.009370	26.46%	4,843
2018	10.425208	9.496529	-8.91%	7,846
2017	9.365958	10.425208	11.31%	5,317
2016	8.237002	9.365958	13.71%	5,821
2015*	10.000000	8.237002	-17.63%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	23.700388	35.404137	49.38%	33,236
2019	17.997861	23.700388	31.68%	37,845
2018	21.784338	17.997861	-17.38%	41,187
2017	17.512464	21.784338	24.39%	48,456
2016	18.090568	17.512464	-3.20%	58,044
2015	18.382087	18.090568	-1.59%	68,805
2014	18.775823	18.382087	-2.10%	80,804
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	20.680328	22.906664	10.77%	100,031
2019	17.312382	20.680328	19.45%	113,963
2018	18.423322	17.312382	-6.03%	116,492
2017	16.087041	18.423322	14.52%	111,611
2016	14.922505	16.087041	7.80%	102,243
2015	14.941432	14.922505	-0.13%	100,338
2014	14.389503	14.941432	3.84%	109,123
2013	11.801550	14.389503	21.93%	101,883
2012	10.312373	11.801550	14.44%	68,044
2011	10.330858	10.312373	-0.18%	66,479
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.929420	13.964353	8.00%	33,153
2019	11.995642	12.929420	7.78%	20,036
2018	12.261405	11.995642	-2.17%	17,249
2017	12.011635	12.261405	2.08%	18,566
2016	11.831287	12.011635	1.52%	24,913
2015	11.990578	11.831287	-1.33%	31,503
2014	11.548990	11.990578	3.82%	38,007
2013	11.985942	11.548990	-3.65%	42,868
2012	11.546118	11.985942	3.81%	41,560
2011	11.042165	11.546118	4.56%	43,894
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	25.519457	32.792769	28.50%	30,397
2019	19.144916	25.519457	33.30%	32,136
2018	21.372909	19.144916	-10.42%	41,314
2017	16.500312	21.372909	29.53%	40,404
2016	16.652152	16.500312	-0.91%	37,309
2015	15.803355	16.652152	5.37%	39,802
2014	15.691090	15.803355	0.72%	41,317
2013	12.333180	15.691090	27.23%	44,915
2012	10.214607	12.333180	20.74%	50,595
2011	11.388162	10.214607	-10.31%	53,942

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	27.454025	41.134481	49.83%	49,185
2019	21.306490	27.454025	28.85%	59,311
2018	21.687148	21.306490	-1.76%	61,952
2017	17.158194	21.687148	26.40%	63,918
2016	15.906781	17.158194	7.87%	66,676
2015	15.112403	15.906781	5.26%	77,721
2014	14.139854	15.112403	6.88%	98,551
2013	11.030803	14.139854	28.19%	102,322
2012	9.500514	11.030803	16.11%	107,483
2011	10.078460	9.500514	-5.73%	108,187
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	21.805729	24.386271	11.83%	28,877
2019	17.544992	21.805729	24.28%	37,927
2018	18.137530	17.544992	-3.27%	36,629
2017	15.040732	18.137530	20.59%	42,108
2016	13.689746	15.040732	9.87%	39,197
2015	13.693207	13.689746	-0.03%	38,623
2014	12.560847	13.693207	9.01%	42,406
2013	9.551526	12.560847	31.51%	40,455
2012	8.250277	9.551526	15.77%	34,703
2011	8.532609	8.250277	-3.31%	33,525
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	21.577240	22.206293	2.92%	27,543
2019	19.984906	21.577240	7.97%	29,931
2018	20.693670	19.984906	-3.43%	32,979
2017	19.677345	20.693670	5.16%	36,976
2016	18.312203	19.677345	7.45%	38,451
2015	19.066962	18.312203	-3.96%	48,553
2014	18.558285	19.066962	2.74%	52,641
2013	18.978077	18.558285	-2.21%	51,593
2012	17.095502	18.978077	11.01%	48,207
2011	16.376646	17.095502	4.39%	54,899
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	33.151088	36.181319	9.14%	153,574
2019	25.922705	33.151088	27.88%	164,495
2018	26.213418	25.922705	-1.11%	184,977
2017	21.990884	26.213418	19.20%	192,385
2016	19.961400	21.990884	10.17%	210,787
2015	19.996369	19.961400	-0.17%	226,463
2014	18.028685	19.996369	10.91%	242,773
2013	13.904568	18.028685	29.66%	259,187
2012	12.309812	13.904568	12.96%	281,048
2011	12.380966	12.309812	-0.57%	311,384

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	29.505378	30.239828	2.49%	44,088
2019	23.433552	29.505378	25.91%	46,625
2018	25.549575	23.433552	-8.28%	50,892
2017	21.893049	25.549575	16.70%	55,443
2016	18.777193	21.893049	16.59%	62,533
2015	20.262355	18.777193	-7.33%	69,267
2014	18.767102	20.262355	7.97%	66,523
2013	13.989800	18.767102	34.15%	77,254
2012	11.940919	13.989800	17.16%	79,204
2011	12.360869	11.940919	-3.40%	93,542
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	12.179020	13.797206	13.29%	336
2019	10.713363	12.179020	13.68%	317
2018	11.835780	10.713363	-9.48%	680
2017	10.104432	11.835780	17.13%	383
2016*	10.000000	10.104432	1.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.380163	19.347829	11.32%	40,895
2019	14.176690	17.380163	22.60%	47,314
2018	16.061092	14.176690	-11.73%	44,597
2017	13.555436	16.061092	18.48%	40,065
2016	12.647970	13.555436	7.17%	46,662
2015	13.016941	12.647970	-2.83%	40,218
2014	12.595318	13.016941	3.35%	39,299
2013	9.836152	12.595318	28.05%	38,414
2012	8.562658	9.836152	14.87%	33,491
2011	9.247549	8.562658	-7.41%	30,572
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.597048	16.918660	8.47%	20,579
2019	13.574310	15.597048	14.90%	8,721
2018	14.638635	13.574310	-7.27%	13,697
2017	13.209118	14.638635	10.82%	19,825
2016	12.586810	13.209118	4.94%	24,939
2015	12.863060	12.586810	-2.15%	29,601
2014	12.470220	12.863060	3.15%	17,941
2013	10.997048	12.470220	13.40%	17,764
2012	10.012205	10.997048	9.84%	20,630
2011	10.261354	10.012205	-2.43%	16,143

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.797159	18.517318	10.24%	19,335
2019	14.125026	16.797159	18.92%	18,762
2018	15.552016	14.125026	-9.18%	18,891
2017	13.578369	15.552016	14.54%	26,795
2016	12.792368	13.578369	6.14%	24,341
2015	13.108816	12.792368	-2.41%	36,425
2014	12.659918	13.108816	3.55%	39,339
2013	10.557671	12.659918	19.91%	50,793
2012	9.393792	10.557671	12.39%	46,181
2011	9.837220	9.393792	-4.51%	43,898
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.660045	14.535569	6.41%	30,079
2019	12.480269	13.660045	9.45%	14,366
2018	12.957393	12.480269	-3.68%	17,182
2017	12.317902	12.957393	5.19%	20,228
2016	11.905348	12.317902	3.47%	21,430
2015	12.126755	11.905348	-1.83%	17,854
2014	11.865739	12.126755	2.20%	14,416
2013	11.433714	11.865739	3.78%	24,783
2012	10.754709	11.433714	6.31%	29,669
2011	10.722785	10.754709	0.30%	13,238
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.733257	13.228097	3.89%	1,532
2019	11.308364	12.733257	12.60%	1,532
2018	12.297157	11.308364	-8.04%	0
2017	10.833846	12.297157	13.51%	2,173
2016	10.377394	10.833846	4.40%	0
2015	10.963582	10.377394	-5.35%	0
2014	10.840506	10.963582	1.14%	0
2013*	10.000000	10.840506	8.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	13.246691	14.065131	6.18%	4,812
2019	11.605074	13.246691	14.15%	4,395
2018	12.628059	11.605074	-8.10%	4,322
2017	10.839641	12.628059	16.50%	4,062
2016	10.318836	10.839641	5.05%	6,283
2015	10.968496	10.318836	-5.92%	5,330
2014	10.979220	10.968496	-0.10%	4,720
2013*	10.000000	10.979220	9.79%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.249918	17.789106	9.47%	87,418
2019	13.907257	16.249918	16.84%	95,453
2018	15.135358	13.907257	-8.11%	93,163
2017	13.427537	15.135358	12.72%	103,972
2016	12.719304	13.427537	5.57%	135,319
2015	12.999321	12.719304	-2.15%	127,897
2014	12.569469	12.999321	3.42%	121,630
2013	10.788427	12.569469	16.51%	113,323
2012	9.707840	10.788427	11.13%	83,335
2011	10.050033	9.707840	-3.40%	79,680
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.073390	18.955768	11.03%	59,693
2019	14.123487	17.073390	20.89%	61,888
2018	15.781186	14.123487	-10.50%	74,930
2017	13.514290	15.781186	16.77%	86,498
2016	12.700082	13.514290	6.41%	94,700
2015	13.037904	12.700082	-2.59%	106,556
2014	12.607773	13.037904	3.41%	85,648
2013	10.257738	12.607773	22.91%	79,489
2012	9.051808	10.257738	13.32%	80,575
2011	9.600776	9.051808	-5.72%	67,970
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	15.049656	16.231886	7.86%	16,485
2019	13.313071	15.049656	13.04%	16,772
2018	14.135255	13.313071	-5.82%	17,931
2017	13.006302	14.135255	8.68%	19,774
2016	12.406458	13.006302	4.83%	20,577
2015	12.679500	12.406458	-2.15%	31,300
2014	12.317687	12.679500	2.94%	41,723
2013	11.196381	12.317687	10.01%	38,667
2012	10.287903	11.196381	8.83%	28,274
2011	10.430294	10.287903	-1.37%	50,089
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	16.090859	16.738142	4.02%	10,938
2019	14.463792	16.090859	11.25%	12,003
2018	17.347265	14.463792	-16.62%	14,572
2017	14.292667	17.347265	21.37%	21,418
2016	14.291805	14.292667	0.01%	15,781
2015	15.037665	14.291805	-4.96%	19,391
2014	16.553514	15.037665	-9.16%	23,019
2013	13.937028	16.553514	18.77%	23,738
2012	11.786443	13.937028	18.25%	25,704
2011	13.608361	11.786443	-13.39%	32,573
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.754884	17.55%	30,748

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	14.272380	15.105148	5.83%	12,470
2019	13.246469	14.272380	7.74%	14,839
2018	13.451009	13.246469	-1.52%	17,782
2017	13.027419	13.451009	3.25%	17,200
2016	12.503461	13.027419	4.19%	19,730
2015	12.734242	12.503461	-1.81%	20,095
2014	12.256288	12.734242	3.90%	24,607
2013	12.634111	12.256288	-2.99%	25,357
2012	11.855700	12.634111	6.57%	26,109
2011	11.245593	11.855700	5.43%	21,780
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.770375	15.928451	7.84%	9,378
2019	13.627303	14.770375	8.39%	5,289
2018	13.982939	13.627303	-2.54%	5,907
2017	13.624809	13.982939	2.63%	4,133
2016	13.331216	13.624809	2.20%	4,556
2015	13.549573	13.331216	-1.61%	4,930
2014	13.062618	13.549573	3.73%	8,843
2013	13.484158	13.062618	-3.13%	8,997
2012	12.728494	13.484158	5.94%	12,814
2011	12.135789	12.728494	4.88%	16,648
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.655576	10.932732	2.60%	4,056
2019	10.108369	10.655576	5.41%	3,721
2018*	10.000000	10.108369	1.08%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	26.906393	30.149107	12.05%	28,482
2019	22.128211	26.906393	21.59%	31,646
2018	27.094833	22.128211	-18.33%	36,519
2017	19.360227	27.094833	39.95%	44,232
2016	18.172653	19.360227	6.53%	48,582
2015	21.873713	18.172653	-16.92%	53,769
2014	23.405841	21.873713	-6.55%	55,609
2013	23.490993	23.405841	-0.36%	1,118
2012	20.263882	23.490993	15.93%	1,142
2011	26.394743	20.263882	-23.23%	1,170
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	26.928061	28.233861	4.85%	21,319
2019	23.729666	26.928061	13.48%	30,162
2018	24.736913	23.729666	-4.07%	33,978
2017	23.428259	24.736913	5.59%	40,811
2016	20.750615	23.428259	12.90%	41,701
2015	21.543104	20.750615	-3.68%	40,312
2014	21.240988	21.543104	1.42%	39,533
2013	20.058648	21.240988	5.89%	6,014
2012	17.705005	20.058648	13.29%	6,454
2011	17.243189	17.705005	2.68%	10,326

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	17.261035	18.109557	4.92%	126,410
2019	16.423223	17.261035	5.10%	138,040
2018	16.614865	16.423223	-1.15%	143,861
2017	16.456161	16.614865	0.96%	156,732
2016	16.516199	16.456161	-0.36%	169,905
2015	16.718075	16.516199	-1.21%	196,407
2014	16.165399	16.718075	3.42%	225,310
2013	17.036093	16.165399	-5.11%	240,217
2012	16.715085	17.036093	1.92%	274,708
2011	15.757301	16.715085	6.08%	310,193
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	11.261748	11.164980	-0.86%	372,446
2019	11.187708	11.261748	0.66%	324,766
2018	11.157658	11.187708	0.27%	242,900
2017	11.234064	11.157658	-0.68%	252,210
2016	11.357805	11.234064	-1.09%	251,425
2015	11.484127	11.357805	-1.10%	264,831
2014	11.611855	11.484127	-1.10%	257,490
2013	11.741002	11.611855	-1.10%	321,039
2012	11.871945	11.741002	-1.10%	319,253
2011	12.003612	11.871945	-1.10%	350,650
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.989369	18.138013	6.76%	31,904
2019	14.420900	16.989369	17.81%	33,420
2018	17.061563	14.420900	-15.48%	44,247
2017	13.535003	17.061563	26.06%	45,467
2016	13.567247	13.535003	-0.24%	53,632
2015	14.150744	13.567247	-4.12%	53,539
2014	14.372581	14.150744	-1.54%	52,819
2013	12.333075	14.372581	16.54%	5,126
2012	10.786941	12.333075	14.33%	5,374
2011	12.086948	10.786941	-10.76%	6,320
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	12.169746	12.893682	5.95%	6,349
2019	10.152554	12.169746	19.87%	6,091
2018	11.954935	10.152554	-15.08%	5,965
2017	9.712265	11.954935	23.09%	6,614
2016	9.768907	9.712265	-0.58%	7,777
2015	10.016679	9.768907	-2.47%	9,793
2014	10.796117	10.016679	-7.22%	9,929
2013	9.020778	10.796117	19.68%	9,340
2012	7.716089	9.020778	16.91%	8,088
2011	8.952007	7.716089	-13.81%	9,676

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.226575	30.378171	11.58%	159,993
2019	22.249205	27.226575	22.37%	159,527
2018	24.683720	22.249205	-9.86%	164,606
2017	21.073733	24.683720	17.13%	163,746
2016	19.464622	21.073733	8.27%	182,039
2015	19.879528	19.464622	-2.09%	192,859
2014	19.146128	19.879528	3.83%	202,446
2013	15.213695	19.146128	25.85%	224,218
2012	13.272544	15.213695	14.63%	231,177
2011	13.969022	13.272544	-4.99%	242,048
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	19.246939	20.825714	8.20%	16,410
2019	16.872551	19.246939	14.07%	16,767
2018	17.930780	16.872551	-5.90%	19,222
2017	16.313819	17.930780	9.91%	18,111
2016	15.516816	16.313819	5.14%	16,891
2015	15.716696	15.516816	-1.27%	16,428
2014	15.194780	15.716696	3.43%	16,743
2013	13.545432	15.194780	12.18%	9,861
2012	12.521179	13.545432	8.18%	5,387
2011	12.549129	12.521179	-0.22%	3,926
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	23.446519	25.882878	10.39%	8,363
2019	19.765882	23.446519	18.62%	8,226
2018	21.369674	19.765882	-7.50%	7,856
2017	18.819759	21.369674	13.55%	7,053
2016	17.661632	18.819759	6.56%	7,814
2015	17.953561	17.661632	-1.63%	6,006
2014	17.253971	17.953561	4.05%	6,318
2013	14.599701	17.253971	18.18%	2,513
2012	13.151411	14.599701	11.01%	2,044
2011	13.422987	13.151411	-2.02%	1,564
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	16.361360	17.267981	5.54%	55,366
2019	15.103527	16.361360	8.33%	65,550
2018	15.552901	15.103527	-2.89%	62,090
2017	14.879855	15.552901	4.52%	67,903
2016	14.429674	14.879855	3.12%	60,864
2015	14.551629	14.429674	-0.84%	59,762
2014	14.162503	14.551629	2.75%	49,199
2013	13.660004	14.162503	3.68%	51,328
2012	13.132595	13.660004	4.02%	53,945
2011	12.900263	13.132595	1.80%	47,865

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.730010	13.164106	3.41%	205
2019	11.390975	12.730010	11.76%	137
2018	12.204959	11.390975	-6.67%	114
2017	10.821929	12.204959	12.78%	981
2016	10.351156	10.821929	4.55%	4,399
2015	10.816879	10.351156	-4.31%	3,460
2014	10.675022	10.816879	1.33%	2,570
2013*	10.000000	10.675022	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.329647	14.017236	5.16%	5,141
2019	11.694670	13.329647	13.98%	4,251
2018	12.587532	11.694670	-7.09%	4,348
2017	10.881368	12.587532	15.68%	4,010
2016	10.287043	10.881368	5.78%	6,065
2015	10.829782	10.287043	-5.01%	5,406
2014	10.763622	10.829782	0.61%	4,773
2013*	10.000000	10.763622	7.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	22.561788	24.621852	9.13%	420,655
2019	19.374692	22.561788	16.45%	471,441
2018	20.771161	19.374692	-6.72%	494,252
2017	18.597486	20.771161	11.69%	515,290
2016	17.550186	18.597486	5.97%	539,695
2015	17.804974	17.550186	-1.43%	604,385
2014	17.116200	17.804974	4.02%	662,979
2013	14.839180	17.116200	15.34%	678,835
2012	13.540603	14.839180	9.59%	706,417
2011	13.696434	13.540603	-1.14%	727,987
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	25.612590	28.453806	11.09%	397,625
2019	21.257382	25.612590	20.49%	466,438
2018	23.295040	21.257382	-8.75%	495,230
2017	20.186581	23.295040	15.40%	512,692
2016	18.814739	20.186581	7.29%	550,382
2015	19.163863	18.814739	-1.82%	558,569
2014	18.461854	19.163863	3.80%	594,891
2013	15.253747	18.461854	21.03%	620,211
2012	13.558173	15.253747	12.51%	636,341
2011	14.006517	13.558173	-3.20%	695,075

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	19.633835	21.078575	7.36%	113,549
2019	17.493540	19.633835	12.23%	109,495
2018	18.374897	17.493540	-4.80%	115,803
2017	17.011724	18.374897	8.01%	133,843
2016	16.272423	17.011724	4.54%	138,587
2015	16.458434	16.272423	-1.13%	145,749
2014	15.888469	16.458434	3.59%	157,394
2013	14.539279	15.888469	9.28%	177,397
2012	13.607350	14.539279	6.85%	202,066
2011	13.480344	13.607350	0.94%	211,129
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.487774	11.111390	5.95%	0
2019*	10.000000	10.487774	4.88%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.789045	12.352026	14.49%	0
2019*	10.000000	10.789045	7.89%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	24.544457	31.579221	28.66%	51,172
2019	19.012857	24.544457	29.09%	64,266
2018	19.835842	19.012857	-4.15%	71,110
2017	15.403372	19.835842	28.78%	74,079
2016	15.240497	15.403372	1.07%	83,086
2015	14.898344	15.240497	2.30%	95,805
2014	13.640537	14.898344	9.22%	105,865
2013	10.236104	13.640537	33.26%	114,412
2012	8.895402	10.236104	15.07%	115,858
2011	9.263348	8.895402	-3.97%	130,025
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	13.303027	14.089721	5.91%	59
2019	11.306198	13.303027	17.66%	56
2018	12.011658	11.306198	-5.87%	0
2017	10.331415	12.011658	16.26%	0
2016	9.623454	10.331415	7.36%	0
2015	9.954174	9.623454	-3.32%	191
2014*	10.000000	9.954174	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	15.307465	16.195963	5.80%	35
2019	12.688442	15.307465	20.64%	35
2018	13.169443	12.688442	-3.65%	0
2017	10.941570	13.169443	20.36%	2,454
2016	10.053109	10.941570	8.84%	2,454
2015	10.150561	10.053109	-0.96%	2,454
2014*	10.000000	10.150561	1.51%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	41.055446	48.277014	17.59%	367,957
2019	30.165162	41.055446	36.10%	411,406
2018	30.895777	30.165162	-2.36%	456,570
2017	24.536798	30.895777	25.92%	503,494
2016	23.939393	24.536798	2.50%	554,544
2015	23.032617	23.939393	3.94%	551,842
2014	21.405170	23.032617	7.60%	612,461
2013	15.832219	21.405170	35.20%	670,387
2012	13.488366	15.832219	17.38%	748,215
2011	13.949671	13.488366	-3.31%	857,832
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	31.455656	31.574081	0.38%	113,389
2019	25.052898	31.455656	25.56%	127,060
2018	27.945614	25.052898	-10.35%	138,598
2017	25.999966	27.945614	7.48%	145,631
2016	21.827192	25.999966	19.12%	160,172
2015	23.055706	21.827192	-5.33%	182,235
2014	20.608581	23.055706	11.87%	198,901
2013	15.798264	20.608581	30.45%	219,340
2012	13.931646	15.798264	13.40%	235,446
2011	13.995773	13.931646	-0.46%	267,144
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.815562	18.16%	26,651
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.810976	18.11%	1,453
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	64.517889	72.176593	11.87%	41,162
2019	51.917818	64.517889	24.27%	46,172
2018	59.242828	51.917818	-12.36%	50,743
2017	51.736370	59.242828	14.51%	58,052
2016	43.487048	51.736370	18.97%	62,938
2015	45.114025	43.487048	-3.61%	71,152
2014	41.688577	45.114025	8.22%	74,909
2013	31.681873	41.688577	31.58%	78,228
2012	27.270144	31.681873	16.18%	84,506
2011	28.292664	27.270144	-3.61%	97,806

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.389363	22.867302	-2.23%	58,289
2019	19.095887	23.389363	22.48%	66,051
2018	22.234488	19.095887	-14.12%	67,201
2017	19.748185	22.234488	12.59%	73,319
2016	16.979858	19.748185	16.30%	86,308
2015	17.678860	16.979858	-3.95%	89,340
2014	15.275597	17.678860	15.73%	103,343
2013	11.383937	15.275597	34.19%	116,424
2012	9.893653	11.383937	15.06%	120,298
2011	10.241195	9.893653	-3.39%	133,320
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	36.995984	51.549767	39.34%	19,757
2019	27.563757	36.995984	34.22%	19,374
2018	30.275958	27.563757	-8.96%	22,112
2017	24.504030	30.275958	23.56%	29,422
2016	22.876006	24.504030	7.12%	33,059
2015	22.956853	22.876006	-0.35%	38,544
2014	22.577409	22.956853	1.68%	42,071
2013	15.821220	22.577409	42.70%	47,678
2012	14.102544	15.821220	12.19%	51,389
2011	14.352125	14.102544	-1.74%	59,520
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	67.167712	69.851464	4.00%	30,067
2019	57.070912	67.167712	17.69%	31,781
2018	69.490204	57.070912	-17.87%	33,681
2017	64.422196	69.490204	7.87%	39,646
2016	51.723508	64.422196	24.55%	43,275
2015	55.650339	51.723508	-7.06%	46,448
2014	52.577279	55.650339	5.84%	51,443
2013	37.864433	52.577279	38.86%	56,006
2012	31.787493	37.864433	19.12%	61,378
2011	33.857021	31.787493	-6.11%	69,826
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	61.026660	74.049614	21.34%	45,358
2019	49.109695	61.026660	24.27%	54,438
2018	56.840324	49.109695	-13.60%	58,750
2017	50.640580	56.840324	12.24%	62,100
2016	41.684743	50.640580	21.48%	69,333
2015	42.849059	41.684743	-2.72%	74,543
2014	42.975328	42.849059	-0.29%	78,613
2013	30.838209	42.975328	39.36%	83,271
2012	26.996788	30.838209	14.23%	87,368
2011	28.903160	26.996788	-6.60%	97,249

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.840649	24.527239	12.30%	59,653
2019	17.243122	21.840649	26.66%	65,346
2018	18.308485	17.243122	-5.82%	72,382
2017	14.826494	18.308485	23.48%	100,317
2016	13.196000	14.826494	12.36%	117,453
2015	13.488407	13.196000	-2.17%	130,183
2014	12.794082	13.488407	5.43%	141,699
2013	8.994830	12.794082	42.24%	151,020
2012	7.777448	8.994830	15.65%	149,251
2011	8.897568	7.777448	-12.59%	164,644
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.189446	18.157009	12.15%	0
2019	12.780045	16.189446	26.68%	0
2018	13.604204	12.780045	-6.06%	0
2017	11.025242	13.604204	23.39%	205
2016*	10.000000	11.025242	10.25%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	22.603234	25.341298	12.11%	12,897
2019	18.137520	22.603234	24.62%	13,491
2018	19.467689	18.137520	-6.83%	17,175
2017	16.594056	19.467689	17.32%	18,132
2016	15.237335	16.594056	8.90%	21,442
2015	15.456864	15.237335	-1.42%	26,838
2014	14.130560	15.456864	9.39%	29,503
2013	10.296214	14.130560	37.24%	33,309
2012	9.337300	10.296214	10.27%	40,047
2011	9.751002	9.337300	-4.24%	40,966
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.809414	17.600518	-6.43%	109,500
2019	14.551087	18.809414	29.26%	124,641
2018	15.314543	14.551087	-4.99%	136,310
2017	14.539750	15.314543	5.33%	152,107
2016	13.694685	14.539750	6.17%	164,111
2015	14.630830	13.694685	-6.40%	187,969
2014	11.478088	14.630830	27.47%	207,111
2013	11.262780	11.478088	1.91%	224,718
2012	9.835613	11.262780	14.51%	271,361
2011	9.337754	9.835613	5.33%	302,822
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	21.030986	24.512624	16.55%	34,833
2019	16.252645	21.030986	29.40%	33,478
2018	17.276337	16.252645	-5.93%	30,835
2017	14.409611	17.276337	19.89%	31,052
2016	13.078957	14.409611	10.17%	20,560
2015	13.100903	13.078957	-0.17%	13,063
2014	11.714667	13.100903	11.83%	10,198
2013*	10.000000	11.714667	17.15%	2,837

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	11.012710	11.200018	1.70%	36,213
2019	10.697945	11.012710	2.94%	32,206
2018	10.729568	10.697945	-0.29%	32,076
2017	10.679925	10.729568	0.46%	16,572
2016	10.535869	10.679925	1.37%	5,349
2015	10.689508	10.535869	-1.44%	9,285
2014	10.755282	10.689508	-0.61%	6,278
2013	10.863450	10.755282	-1.00%	10,624
2012	10.610693	10.863450	2.38%	21,786
2011	10.590916	10.610693	0.19%	21,391
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.909309	21.134006	18.01%	6,601
2019	14.491430	17.909309	23.59%	6,007
2018	16.528393	14.491430	-12.32%	4,122
2017	14.636167	16.528393	12.93%	3,449
2016	12.243257	14.636167	19.54%	3,153
2015	13.014799	12.243257	-5.93%	3,137
2014	12.586668	13.014799	3.40%	7,381
2013*	10.000000	12.586668	25.87%	1,178
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	24.564427	39.089456	59.13%	109,682
2019	18.096084	24.564427	35.74%	128,218
2018	19.644341	18.096084	-7.88%	139,618
2017	15.549194	19.644341	26.34%	154,033
2016	14.766924	15.549194	5.30%	176,481
2015	14.958847	14.766924	-1.28%	194,519
2014	14.538590	14.958847	2.89%	212,093
2013	10.579896	14.538590	37.42%	237,902
2012	9.310248	10.579896	13.64%	258,892
2011	9.829324	9.310248	-5.28%	295,781
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.726157	20.347664	38.17%	696
2019	11.239279	14.726157	31.02%	621
2018	12.162631	11.239279	-7.59%	597
2017	9.872543	12.162631	23.20%	568
2016	9.583233	9.872543	3.02%	612
2015*	10.000000	9.583233	-4.17%	1,367

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	11.020849	11.276513	2.32%	18,046
2019	10.747197	11.020849	2.55%	19,418
2018	10.757568	10.747197	-0.10%	22,323
2017	10.780810	10.757568	-0.22%	24,859
2016	10.769079	10.780810	0.11%	27,276
2015	10.868883	10.769079	-0.92%	28,229
2014	10.923143	10.868883	-0.50%	36,655
2013	10.976931	10.923143	-0.49%	39,747
2012	10.610673	10.976931	3.45%	45,209
2011	10.697467	10.610673	-0.81%	46,209
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	30.729085	36.336274	18.25%	7,829
2019	24.681931	30.729085	24.50%	11,833
2018	26.473843	24.681931	-6.77%	14,037
2017	22.602044	26.473843	17.13%	15,007
2016	20.801312	22.602044	8.66%	15,283
2015	21.130639	20.801312	-1.56%	15,843
2014	19.356140	21.130639	9.17%	25,500
2013	14.223032	19.356140	36.09%	27,084
2012	12.958772	14.223032	9.76%	20,274
2011	13.519055	12.958772	-4.14%	25,337
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.161865	12.979248	6.72%	7,631
2019	11.004779	12.161865	10.51%	7,970
2018	11.768898	11.004779	-6.49%	12,540
2017	10.495321	11.768898	12.13%	13,005
2016	9.398813	10.495321	11.67%	14,467
2015	10.464843	9.398813	-10.19%	16,980
2014	10.533324	10.464843	-0.65%	26,188
2013	10.638843	10.533324	-0.99%	21,800
2012*	10.000000	10.638843	6.39%	8,033
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.170684	12.828797	5.41%	4,180
2019	10.733343	12.170684	13.39%	3,289
2018	11.403657	10.733343	-5.88%	5,002
2017	10.502942	11.403657	8.58%	5,266
2016	9.380040	10.502942	11.97%	2,870
2015	9.714124	9.380040	-3.44%	27
2014*	10.000000	9.714124	-2.86%	970

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	12.363338	13.531054	9.44%	4,167
2019	11.692043	12.363338	5.74%	4,737
2018	12.324856	11.692043	-5.13%	5,062
2017	11.253531	12.324856	9.52%	2,911
2016	11.057315	11.253531	1.77%	3,901
2015	12.044545	11.057315	-8.20%	3,646
2014	12.141970	12.044545	-0.80%	3,525
2013	13.139916	12.141970	-7.59%	3,263
2012	12.625815	13.139916	4.07%	6,277
2011	11.774859	12.625815	7.23%	10,473
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.870933	12.079607	1.76%	52,250
2019	11.549777	11.870933	2.78%	55,372
2018	11.651319	11.549777	-0.87%	61,174
2017	11.634861	11.651319	0.14%	66,946
2016	11.612368	11.634861	0.19%	71,415
2015	11.717057	11.612368	-0.89%	74,650
2014	11.759392	11.717057	-0.36%	77,325
2013	11.917865	11.759392	-1.33%	82,352
2012	11.395491	11.917865	4.58%	66,487
2011	11.406927	11.395491	-0.10%	49,343
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.440656	10.546823	1.02%	26,089
2019	10.279620	10.440656	1.57%	3,331
2018	10.248333	10.279620	0.31%	40,988
2017	10.128515	10.248333	1.18%	21,183
2016*	10.000000	10.128515	1.29%	14,376
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.886955	12.759129	7.34%	34,418
2019	11.103431	11.886955	7.06%	31,894
2018	11.299359	11.103431	-1.73%	35,486
2017	10.899642	11.299359	3.67%	51,824
2016	10.742984	10.899642	1.46%	50,107
2015	10.826136	10.742984	-0.77%	47,844
2014	10.508603	10.826136	3.02%	45,615
2013	10.848202	10.508603	-3.13%	55,335
2012	10.017458	10.848202	8.29%	32,741
2011*	10.000000	10.017458	0.17%	9,835
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	12.205998	13.531844	10.86%	22
2019	9.861335	12.205998	23.78%	0
2018	12.327973	9.861335	-20.01%	0
2017	9.847252	12.327973	25.19%	0
2016*	10.000000	9.847252	-1.53%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.522052	35.22%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.919897	29.20%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	45.275454	57.883267	27.85%	31,736
2019	35.589699	45.275454	27.22%	36,671
2018	35.681824	35.589699	-0.26%	41,408
2017	28.339064	35.681824	25.91%	52,794
2016	32.092302	28.339064	-11.70%	47,703
2015	28.851376	32.092302	11.23%	56,422
2014	22.230843	28.851376	29.78%	53,378
2013	14.934298	22.230843	48.86%	49,282
2012	11.527357	14.934298	29.56%	25,001
2011	10.558722	11.527357	9.17%	9,647
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	72.764406	84.377438	15.96%	3,641
2019	56.336924	72.764406	29.16%	4,466
2018	74.453582	56.336924	-24.33%	5,570
2017	49.842275	74.453582	49.38%	6,744
2016	50.343465	49.842275	-1.00%	6,179
2015	59.184888	50.343465	-14.94%	13,424
2014	60.092467	59.184888	-1.51%	15,021
2013	54.240913	60.092467	10.79%	16,320
2012	42.251197	54.240913	28.38%	16,342
2011	57.526748	42.251197	-26.55%	6,974
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.920677	6.958006	17.52%	16,632
2019	5.366877	5.920677	10.32%	17,200
2018	7.581892	5.366877	-29.21%	19,493
2017	7.820159	7.581892	-3.05%	25,928
2016	5.513376	7.820159	41.84%	26,303
2015	8.399050	5.513376	-34.36%	15,873
2014	10.529677	8.399050	-20.23%	23,691
2013	9.652965	10.529677	9.08%	10,489
2012*	10.000000	9.652965	-3.47%	10,800
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	29.096111	34.275743	17.80%	1,696
2019	26.298422	29.096111	10.64%	1,932
2018	37.077128	26.298422	-29.07%	2,600
2017	38.135960	37.077128	-2.78%	2,826
2016	26.831055	38.135960	42.13%	3,023
2015	40.764212	26.831055	-34.18%	5,413
2014	50.951490	40.764212	-19.99%	6,571
2013	46.608474	50.951490	9.32%	7,484
2012	45.584554	46.608474	2.25%	10,999
2011	55.165970	45.584554	-17.37%	1,073

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.809124	10.524594	-2.63%	425
2019*	10.000000	10.809124	8.09%	544
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	37.580186	58.643857	56.05%	11,532
2019	30.440104	37.580186	23.46%	10,091
2018	30.382837	30.440104	0.19%	12,880
2017	24.408256	30.382837	24.48%	18,308
2016	22.904629	24.408256	6.56%	17,016
2015	23.846769	22.904629	-3.95%	15,986
2014	24.573406	23.846769	-2.96%	15,083
2013	16.539022	24.573406	48.58%	15,831
2012	15.503117	16.539022	6.68%	7,372
2011	16.430457	15.503117	-5.64%	5,569

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.097471	13.507480	3.13%	0
2019	11.555973	13.097471	13.34%	0
2018	12.682807	11.555973	-8.88%	0
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.776239	8.822265	0.52%	0
2019	7.640640	8.776239	14.86%	0
2018*	10.000000	7.640640	-23.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	32.764041	33.207287	1.35%	0
2019	27.784030	32.764041	17.92%	0
2018	33.354678	27.784030	-16.70%	0
2017	30.051069	33.354678	10.99%	0
2016	24.483675	30.051069	22.74%	0
2015	26.397570	24.483675	-7.25%	0
2014	24.636453	26.397570	7.15%	0
2013	18.199975	24.636453	35.37%	0
2012	15.620945	18.199975	16.51%	0
2011	17.381158	15.620945	-10.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.512281	14.559092	7.75%	0
2019	12.615844	13.512281	7.11%	0
2018	13.200773	12.615844	-4.43%	0
2017	12.946281	13.200773	1.97%	0
2016	12.609643	12.946281	2.67%	0
2015	13.145664	12.609643	-4.08%	0
2014	12.939239	13.145664	1.60%	0
2013	14.375290	12.939239	-9.99%	0
2012	13.611707	14.375290	5.61%	0
2011	12.384804	13.611707	9.91%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	29.192827	32.101580	9.96%	0
2019	23.947295	29.192827	21.90%	0
2018	26.147039	23.947295	-8.41%	0
2017	22.064198	26.147039	18.50%	0
2016	19.767858	22.064198	11.62%	0
2015	21.296525	19.767858	-7.18%	0
2014	19.247220	21.296525	10.65%	0
2013	14.408594	19.247220	33.58%	0
2012	12.768265	14.408594	12.85%	0
2011	12.590202	12.768265	1.41%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	27.113655	26.989030	-0.46%	0
2019	21.346035	27.113655	27.02%	0
2018	24.902750	21.346035	-14.28%	0
2017	22.668395	24.902750	9.86%	0
2016	18.759978	22.668395	20.83%	0
2015	19.352003	18.759978	-3.06%	0
2014	16.900973	19.352003	14.50%	0
2013	13.207044	16.900973	27.97%	0
2012	11.544189	13.207044	14.40%	0
2011	11.819444	11.544189	-2.33%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	20.989821	27.344792	173.45%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.596984	12.205428	5.25%	0
2019	10.265802	11.596984	12.97%	0
2018	10.749479	10.265802	-4.50%	0
2017	10.206835	10.749479	5.32%	0
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.476434	11.183838	6.75%	0
2019	9.759481	10.476434	7.35%	0
2018	9.996237	9.759481	-2.37%	0
2017	9.847738	9.996237	1.51%	0
2016	9.772198	9.847738	0.77%	0
2015*	10.000000	9.772198	-2.28%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.545462	14.816200	1.86%	0
2019	11.603125	14.545462	25.36%	0
2018	12.744045	11.603125	-8.95%	0
2017	11.122988	12.744045	14.57%	0
2016	9.744228	11.122988	14.15%	0
2015*	10.000000	9.744228	-2.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.591165	20.883788	18.72%	0
2019	15.189333	17.591165	15.81%	0
2018	16.712206	15.189333	-9.11%	0
2017	14.943288	16.712206	11.84%	0
2016	14.636371	14.943288	2.10%	0
2015	15.032422	14.636371	-2.63%	0
2014	14.994880	15.032422	0.25%	0
2013	13.325434	14.994880	12.53%	0
2012	12.321456	13.325434	8.15%	0
2011	13.000998	12.321456	-5.23%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.051169	13.842873	6.07%	0
2019	11.071807	13.051169	17.88%	0
2018	13.353207	11.071807	-17.09%	0
2017	11.801561	13.353207	13.15%	0
2016	10.415622	11.801561	13.31%	0
2015	10.863731	10.415622	-4.12%	0
2014*	10.000000	10.863731	8.64%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	33.641343	36.605800	8.81%	0
2019	27.988651	33.641343	20.20%	0
2018	31.267371	27.988651	-10.49%	0
2017	28.282460	31.267371	10.55%	0
2016	22.871418	28.282460	23.66%	0
2015	23.809805	22.871418	-3.94%	0
2014	23.029788	23.809805	3.39%	0
2013	16.640715	23.029788	38.39%	0
2012	14.619211	16.640715	13.83%	0
2011	14.780793	14.619211	-1.09%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	32.724395	37.980334	16.06%	0
2019	25.363876	32.724395	29.02%	0
2018	27.045498	25.363876	-6.22%	0
2017	22.624598	27.045498	19.54%	0
2016	20.592346	22.624598	9.87%	0
2015	20.708562	20.592346	-0.56%	0
2014	18.563872	20.708562	11.55%	0
2013	14.296365	18.563872	29.85%	0
2012	12.560075	14.296365	13.82%	0
2011	12.534993	12.560075	0.20%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	25.677424	31.351165	22.10%	0
2019	19.431681	25.677424	32.14%	0
2018	20.669420	19.431681	-5.99%	0
2017	18.221165	20.669420	13.44%	0
2016	16.784834	18.221165	8.56%	0
2015	17.629661	16.784834	-4.79%	0
2014	15.799893	17.629661	11.58%	0
2013	11.957972	15.799893	32.13%	0
2012	10.858741	11.957972	10.12%	0
2011	10.941923	10.858741	-0.76%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	32.243647	39.224042	21.65%	0
2019	24.089052	32.243647	33.85%	0
2018	26.297493	24.089052	-8.40%	0
2017	20.997999	26.297493	25.24%	0
2016	19.785458	20.997999	6.13%	0
2015	20.626571	19.785458	-4.08%	0
2014	19.402623	20.626571	6.31%	0
2013	16.290220	19.402623	19.11%	0
2012	14.999638	16.290220	8.60%	0
2011	13.989924	14.999638	7.22%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.017516	11.519112	4.55%	0
2019	9.613886	11.017516	14.60%	0
2018	10.183290	9.613886	-5.59%	0
2017*	10.000000	10.183290	1.83%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.958724	16.315835	-3.79%	0
2019	13.500849	16.958724	25.61%	0
2018	16.529459	13.500849	-18.32%	0
2017	15.037823	16.529459	9.92%	0
2016	11.663635	15.037823	28.93%	0
2015	12.678662	11.663635	-8.01%	0
2014	12.205609	12.678662	3.88%	0
2013*	10.000000	12.205609	22.06%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.861837	10.896178	0.32%	0
2019	10.313958	10.861837	5.31%	0
2018	10.496970	10.313958	-1.74%	0
2017	10.317425	10.496970	1.74%	0
2016	9.628675	10.317425	7.15%	0
2015	9.888323	9.628675	-2.63%	0
2014*	10.000000	9.888323	-1.12%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	18.388594	19.553587	6.34%	0
2019	17.083753	18.388594	7.64%	0
2018	17.475567	17.083753	-2.24%	0
2017	17.078720	17.475567	2.32%	0
2016	16.724858	17.078720	2.12%	0
2015	17.046953	16.724858	-1.89%	0
2014	16.699511	17.046953	2.08%	0
2013	16.805740	16.699511	-0.63%	0
2012	15.574255	16.805740	7.91%	0
2011	15.482982	15.574255	0.59%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.451436	13.452987	28.72%	0
2019	8.225458	10.451436	27.06%	0
2018*	10.000000	8.225458	-17.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	16.729310	18.492326	10.54%	0
2019	14.663854	16.729310	14.09%	0
2018	15.549476	14.663854	-5.70%	0
2017	13.991882	15.549476	11.13%	0
2016	13.512821	13.991882	3.55%	0
2015	13.782506	13.512821	-1.96%	0
2014	13.429615	13.782506	2.63%	0
2013	12.042126	13.429615	11.52%	0
2012	10.963498	12.042126	9.84%	0
2011	11.178791	10.963498	-1.93%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	17.448937	19.720788	13.02%	0
2019	14.783607	17.448937	18.03%	0
2018	15.988712	14.783607	-7.54%	0
2017	13.957265	15.988712	14.55%	0
2016	13.382146	13.957265	4.30%	0
2015	13.656702	13.382146	-2.01%	0
2014	13.267015	13.656702	2.94%	0
2013	11.633446	13.267015	14.04%	0
2012	10.450818	11.633446	11.32%	0
2011	10.746652	10.450818	-2.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	18.724585	21.501609	14.83%	0
2019	15.307600	18.724585	22.32%	0
2018	16.898245	15.307600	-9.41%	0
2017	14.220502	16.898245	18.83%	0
2016	13.573400	14.220502	4.77%	0
2015	13.847648	13.573400	-1.98%	0
2014	13.427234	13.847648	3.13%	0
2013	11.236847	13.427234	19.49%	0
2012	9.893975	11.236847	13.57%	0
2011	10.338382	9.893975	-4.30%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.638857	16.381969	20.11%	0
2019	11.173204	13.638857	22.07%	0
2018	11.889752	11.173204	-6.03%	0
2017	10.410800	11.889752	14.21%	0
2016*	10.000000	10.410800	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	35.314340	45.232750	28.09%	0
2019	27.352302	35.314340	29.11%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	8.039826	5.307011	-33.99%	0
2019	7.443450	8.039826	8.01%	0
2018	10.060980	7.443450	-26.02%	0
2017	10.521292	10.060980	-4.38%	0
2016	8.012607	10.521292	31.31%	0
2015	10.280416	8.012607	-22.06%	0
2014	11.982777	10.280416	-14.21%	0
2013	9.814082	11.982777	22.10%	0
2012	9.528029	9.814082	3.00%	0
2011	10.218924	9.528029	-6.76%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2020	29.530966	30.944784	4.79%	0
2019	23.582477	29.530966	25.22%	0
2018	26.179613	23.582477	-9.92%	0
2017	23.596135	26.179613	10.95%	0
2016	20.347994	23.596135	15.96%	0
2015	21.571362	20.347994	-5.67%	0
2014	20.187693	21.571362	6.85%	0
2013	16.034604	20.187693	25.90%	0
2012	13.912901	16.034604	15.25%	0
2011	14.025386	13.912901	-0.80%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.677268	15.531297	5.82%	0
2019	11.507884	14.677268	27.54%	0
2018	12.886674	11.507884	-10.70%	0
2017	11.235772	12.886674	14.69%	0
2016*	10.000000	11.235772	12.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2020	35.505461	50.197437	41.38%	0
2019	26.903995	35.505461	31.97%	0
2018	27.433514	26.903995	-1.93%	0
2017	20.660497	27.433514	32.78%	0
2016	20.857321	20.660497	-0.94%	0
2015	19.810096	20.857321	5.29%	0
2014	18.115623	19.810096	9.35%	0
2013	13.523417	18.115623	33.96%	0
2012	12.004671	13.523417	12.65%	0
2011	12.188437	12.004671	-1.51%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2020	18.718624	18.897412	0.96%	0
2019	16.561605	18.718624	13.02%	0
2018	17.470019	16.561605	-5.20%	0
2017	16.589255	17.470019	5.31%	0
2016	14.747235	16.589255	12.49%	0
2015	15.579805	14.747235	-5.34%	0
2014	15.672773	15.579805	-0.59%	0
2013	15.051592	15.672773	4.13%	0
2012	13.402132	15.051592	12.31%	0
2011	13.111684	13.402132	2.22%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	14.957597	16.072351	7.45%	0
2019	13.878775	14.957597	7.77%	0
2018	14.202694	13.878775	-2.28%	0
2017	13.863815	14.202694	2.44%	0
2016	13.472260	13.863815	2.91%	0
2015	13.795662	13.472260	-2.34%	0
2014	13.263887	13.795662	4.01%	0
2013	13.746171	13.263887	-3.51%	0
2012	13.214988	13.746171	4.02%	0
2011	12.532648	13.214988	5.44%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	20.715102	24.048470	16.09%	0
2019	17.075736	20.715102	21.31%	0
2018	20.341919	17.075736	-16.06%	0
2017	17.134635	20.341919	18.72%	0
2016	15.539098	17.134635	10.27%	0
2015	16.040394	15.539098	-3.13%	0
2014	15.357892	16.040394	4.44%	0
2013	11.476643	15.357892	33.82%	0
2012	10.169563	11.476643	12.85%	0
2011	11.581012	10.169563	-12.19%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2020	22.036507	25.030968	13.59%	0
2019	17.549530	22.036507	25.57%	0
2018	20.966575	17.549530	-16.30%	0
2017	16.384813	20.966575	27.96%	0
2016	17.558211	16.384813	-6.68%	0
2015	17.250679	17.558211	1.78%	0
2014	19.098781	17.250679	-9.68%	0
2013	14.894544	19.098781	28.23%	0
2012	12.564124	14.894544	18.55%	0
2011	15.433555	12.564124	-18.59%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.319705	10.376866	-8.33%	0
2019	9.361259	11.319705	20.92%	0
2018	10.176103	9.361259	-8.01%	0
2017*	10.000000	10.176103	1.76%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	27.879728	29.662282	6.39%	0
2019	21.108854	27.879728	32.08%	0
2018	25.965149	21.108854	-18.70%	0
2017	22.145230	25.965149	17.25%	0
2016	20.566325	22.145230	7.68%	0
2015	21.570322	20.566325	-4.65%	0
2014	20.556494	21.570322	4.93%	0
2013	16.022975	20.556494	28.29%	0
2012	12.818429	16.022975	25.00%	0
2011	14.298263	12.818429	-10.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.647577	16.097633	9.90%	0
2019	12.425654	14.647577	17.88%	0
2018	13.984680	12.425654	-11.15%	0
2017	12.697613	13.984680	10.14%	0
2016	11.406598	12.697613	11.32%	0
2015	12.366353	11.406598	-7.76%	0
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.682518	17.511381	-0.97%	0
2019	15.491413	17.682518	14.14%	0
2018	16.461281	15.491413	-5.89%	0
2017	15.260483	16.461281	7.87%	0
2016	13.607542	15.260483	12.15%	0
2015	14.885982	13.607542	-8.59%	0
2014	14.467906	14.885982	2.89%	0
2013	12.910664	14.467906	12.06%	0
2012	11.653327	12.910664	10.79%	0
2011	11.572490	11.653327	0.70%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	20.262325	20.962037	3.45%	0
2019	16.305929	20.262325	24.26%	0
2018	19.031775	16.305929	-14.32%	0
2017	17.487423	19.031775	8.83%	0
2016	13.657150	17.487423	28.05%	0
2015	14.993919	13.657150	-8.92%	0
2014	15.158943	14.993919	-1.09%	0
2013	11.313360	15.158943	33.99%	0
2012	9.716856	11.313360	16.43%	0
2011	10.265572	9.716856	-5.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.135427	13.986113	15.25%	0
2019	9.739006	12.135427	24.61%	0
2018	11.761082	9.739006	-17.19%	0
2017	8.516336	11.761082	38.10%	0
2016	7.372831	8.516336	15.51%	0
2015	9.324509	7.372831	-20.93%	0
2014*	10.000000	9.324509	-6.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	8.844534	8.597853	-2.79%	0
2019	7.991635	8.844534	10.67%	0
2018	9.610587	7.991635	-16.85%	0
2017	8.373541	9.610587	14.77%	0
2016	7.943667	8.373541	5.41%	0
2015	8.637805	7.943667	-8.04%	0
2014*	10.000000	8.637805	-13.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.582287	8.926435	-6.84%	0
2019	9.550798	9.582287	0.33%	0
2018	9.527299	9.550798	0.25%	0
2017	9.503678	9.527299	0.25%	0
2016	9.386840	9.503678	1.24%	0
2015	9.973696	9.386840	-5.88%	0
2014*	10.000000	9.973696	-0.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.754547	13.060102	2.40%	0
2019	11.585598	12.754547	10.09%	0
2018	12.315034	11.585598	-5.92%	0
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.042786	10.540772	4.96%	0
2019	9.383474	10.042786	7.03%	0
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.807373	10.358178	5.62%	0
2019	9.495864	9.807373	3.28%	0
2018	10.172263	9.495864	-6.65%	0
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	27.521643	38.435482	39.66%	0
2019	20.511634	27.521643	34.18%	0
2018	21.702036	20.511634	-5.49%	0
2017	17.370278	21.702036	24.94%	0
2016	17.311740	17.370278	0.34%	0
2015	16.803978	17.311740	3.02%	0
2014	15.795612	16.803978	6.38%	0
2013	11.488561	15.795612	37.49%	0
2012	10.301623	11.488561	11.52%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	37.260849	51.557170	38.37%	0
2019	27.185006	37.260849	37.06%	0
2018	29.434183	27.185006	-7.64%	0
2017	23.236297	29.434183	26.67%	0
2016	23.086149	23.236297	0.65%	0
2015	22.018866	23.086149	4.85%	0
2014	21.164127	22.018866	4.04%	0
2013	15.824629	21.164127	33.74%	0
2012	13.818060	15.824629	14.52%	0
2011	13.897125	13.818060	-0.57%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.627621	46.28%	0
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	26.385798	33.122680	25.53%	0
2019	20.357322	26.385798	29.61%	0
2018	23.843544	20.357322	-14.62%	0
2017	17.738413	23.843544	34.42%	0
2016	18.020436	17.738413	-1.57%	0
2015	17.627536	18.020436	2.23%	0
2014	17.521645	17.627536	0.60%	0
2013	13.994104	17.521645	25.21%	0
2012	11.734129	13.994104	19.26%	0
2011	13.009145	11.734129	-9.80%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	10.874907	11.059177	1.69%	0
2019	9.979224	10.874907	8.98%	0
2018	10.614343	9.979224	-5.98%	0
2017	10.154946	10.614343	4.52%	0
2016	9.691686	10.154946	4.78%	0
2015	10.082202	9.691686	-3.87%	0
2014	9.968379	10.082202	1.14%	0
2013	10.149055	9.968379	-1.78%	0
2012*	10.000000	10.149055	1.49%	0
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	31.848381	35.690051	12.06%	0
2019	24.517206	31.848381	29.90%	0
2018	27.065356	24.517206	-9.41%	0
2017	23.537874	27.065356	14.99%	0
2016	21.440825	23.537874	9.78%	0
2015	21.098313	21.440825	1.62%	0
2014	19.378158	21.098313	8.88%	0
2013	14.952247	19.378158	29.60%	0
2012	13.008854	14.952247	14.94%	0
2011	13.228552	13.008854	-1.66%	0
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.244303	17.404544	7.14%	0
2019	13.209515	16.244303	22.97%	0
2018	15.195005	13.209515	-13.07%	0
2017	13.474707	15.195005	12.77%	0
2016	12.106593	13.474707	11.30%	0
2015	12.860223	12.106593	-5.86%	0
2014	12.552587	12.860223	2.45%	0
2013	9.935147	12.552587	26.35%	0
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	21.902229	25.833704	17.95%	0
2019	17.608514	21.902229	24.38%	0
2018	19.967032	17.608514	-11.81%	0
2017	17.783522	19.967032	12.28%	0
2016	15.315998	17.783522	16.11%	0
2015	16.549254	15.315998	-7.45%	0
2014	15.032932	16.549254	10.09%	0
2013	10.839177	15.032932	38.69%	0
2012	9.341222	10.839177	16.04%	0
2011	9.712507	9.341222	-3.82%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.827097	12.889134	19.05%	0
2019	8.603793	10.827097	25.84%	0
2018	10.875352	8.603793	-20.89%	0
2017	8.744693	10.875352	24.37%	0
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	30.736085	34.424113	12.00%	0
2019	25.662807	30.736085	19.77%	0
2018	27.596824	25.662807	-7.01%	0
2017	23.723446	27.596824	16.33%	0
2016	24.756157	23.723446	-4.17%	0
2015	27.463854	24.756157	-9.86%	0
2014	29.476705	27.463854	-6.83%	0
2013	23.951566	29.476705	23.07%	0
2012	20.435570	23.951566	17.21%	0
2011	22.391287	20.435570	-8.73%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	28.291244	29.501628	4.28%	0
2019	25.870263	28.291244	9.36%	0
2018	26.875063	25.870263	-3.74%	0
2017	25.614016	26.875063	4.92%	0
2016	22.414337	25.614016	14.28%	0
2015	24.376083	22.414337	-8.05%	0
2014	24.321763	24.376083	0.22%	0
2013	22.379973	24.321763	8.68%	0
2012	19.180786	22.379973	16.68%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	37.324391	54.697118	46.55%	0
2019	27.512126	37.324391	35.67%	0
2018	27.992670	27.512126	-1.72%	0
2017	22.428463	27.992670	24.81%	0
2016	21.489488	22.428463	4.37%	0
2015	23.190489	21.489488	-7.33%	0
2014	21.859342	23.190489	6.09%	0
2013	17.105044	21.859342	27.79%	0
2012	15.315844	17.105044	11.68%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.409984	11.287805	8.43%	0
2019	9.685984	10.409984	7.47%	0
2018	9.977728	9.685984	-2.92%	0
2017	9.815559	9.977728	1.65%	0
2016	9.762875	9.815559	0.54%	0
2015*	10.000000	9.762875	-2.37%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	27.055882	36.996791	36.74%	0
2019	20.101797	27.055882	34.59%	0
2018	20.095566	20.101797	0.03%	0
2017	15.717118	20.095566	27.86%	0
2016	15.675585	15.717118	0.26%	0
2015	14.238825	15.675585	10.09%	0
2014	13.347475	14.238825	6.68%	0
2013	10.368800	13.347475	28.73%	0
2012	8.512229	10.368800	21.81%	0
2011	9.300365	8.512229	-8.47%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	16.768223	24.857924	48.24%	0
2019	11.772897	16.768223	42.43%	0
2018	11.863698	11.772897	-0.77%	0
2017	8.323581	11.863698	42.53%	0
2016	7.433204	8.323581	11.98%	0
2015	7.222380	7.433204	2.92%	0
2014	6.715779	7.222380	7.54%	0
2013	5.043466	6.715779	33.16%	0
2012	4.304075	5.043466	17.18%	0
2011	4.790931	4.304075	-10.16%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.142688	14.996864	14.11%	0
2019	10.546520	13.142688	24.62%	0
2018	12.637389	10.546520	-16.55%	0
2017	9.822826	12.637389	28.65%	0
2016	10.705242	9.822826	-8.24%	0
2015	11.935803	10.705242	-10.31%	0
2014	13.806972	11.935803	-13.55%	0
2013	12.284193	13.806972	12.40%	0
2012	11.036128	12.284193	11.31%	0
2011	16.584115	11.036128	-33.45%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	32.134101	31.720741	-1.29%	0
2019	25.775362	32.134101	24.67%	0
2018	29.729173	25.775362	-13.30%	0
2017	26.569281	29.729173	11.89%	0
2016	23.552649	26.569281	12.81%	0
2015	24.601052	23.552649	-4.26%	0
2014	21.730830	24.601052	13.21%	0
2013	16.700709	21.730830	30.12%	0
2012	14.106981	16.700709	18.39%	0
2011	14.039775	14.106981	0.48%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.305696	10.006377	-2.90%	0
2019	8.869492	10.305696	16.19%	0
2018	11.074223	8.869492	-19.91%	0
2017	8.808365	11.074223	25.72%	0
2016	7.414879	8.808365	18.79%	0
2015	9.430823	7.414879	-21.38%	0
2014*	10.000000	9.430823	-5.69%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.549151	11.145648	5.65%	0
2019	9.894051	10.549151	6.62%	0
2018	10.165317	9.894051	-2.67%	0
2017	9.950906	10.165317	2.15%	0
2016*	10.000000	9.950906	-0.49%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	34.170010	48.926018	43.18%	0
2019	24.592565	34.170010	38.94%	0
2018	25.444511	24.592565	-3.35%	0
2017	20.477828	25.444511	24.25%	0
2016	19.136640	20.477828	7.01%	0
2015	19.884394	19.136640	-3.76%	0
2014	21.856072	19.884394	-9.02%	0
2013	15.736283	21.856072	38.89%	0
2012	13.235050	15.736283	18.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	30.004213	30.459423	1.52%	0
2019	23.556876	30.004213	27.37%	0
2018	26.721941	23.556876	-11.84%	0
2017	23.152334	26.721941	15.42%	0
2016	20.689497	23.152334	11.90%	0
2015	21.234957	20.689497	-2.57%	0
2014	19.592324	21.234957	8.38%	0
2013	14.691344	19.592324	33.36%	0
2012	12.890980	14.691344	13.97%	0
2011	13.168233	12.890980	-2.11%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.832229	12.304888	13.60%	0
2019*	10.000000	10.832229	8.32%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.554354	25.482261	18.22%	0
2019	17.441611	21.554354	23.58%	0
2018	19.646427	17.441611	-11.22%	0
2017	15.750743	19.646427	24.73%	0
2016	15.421840	15.750743	2.13%	0
2015	14.748434	15.421840	4.57%	0
2014	14.827911	14.748434	-0.54%	0
2013	11.812291	14.827911	25.53%	0
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.290986	32.91%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.602733	36.03%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.271540	15.130799	6.02%	0
2019	13.087056	14.271540	9.05%	0
2018	13.395069	13.087056	-2.30%	0
2017	12.818872	13.395069	4.49%	0
2016	12.282728	12.818872	4.37%	0
2015	12.570645	12.282728	-2.29%	0
2014	11.850643	12.570645	6.08%	0
2013	12.087773	11.850643	-1.96%	0
2012	11.230833	12.087773	7.63%	0
2011	10.808313	11.230833	3.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	47.639255	49.451172	3.80%	0
2019	42.396128	47.639255	12.37%	0
2018	46.329118	42.396128	-8.49%	0
2017	42.935150	46.329118	7.90%	0
2016	39.485825	42.935150	8.74%	0
2015	40.601309	39.485825	-2.75%	0
2014	40.108324	40.601309	1.23%	0
2013	44.691789	40.108324	-10.26%	0
2012	38.523903	44.691789	16.01%	0
2011	36.594804	38.523903	5.27%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.700741	11.342426	-3.06%	0
2019	9.304199	11.700741	25.76%	0
2018	10.271536	9.304199	-9.42%	0
2017	9.279337	10.271536	10.69%	0
2016	8.206307	9.279337	13.08%	0
2015*	10.000000	8.206307	-17.94%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	22.331706	33.174187	48.55%	0
2019	17.053286	22.331706	30.95%	0
2018	20.757249	17.053286	-17.84%	0
2017	16.779761	20.757249	23.70%	0
2016	17.430349	16.779761	-3.73%	0
2015	17.810323	17.430349	-2.13%	0
2014	18.293580	17.810323	-2.64%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.162594	21.107519	10.15%	0
2019	16.131510	19.162594	18.79%	0
2018	17.263241	16.131510	-6.56%	0
2017	15.158080	17.263241	13.89%	0
2016	14.139190	15.158080	7.21%	0
2015	14.236307	14.139190	-0.68%	0
2014	13.787099	14.236307	3.26%	0
2013	11.370678	13.787099	21.25%	0
2012	9.991547	11.370678	13.80%	0
2011	10.065308	9.991547	-0.73%	0
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.980625	12.867687	7.40%	0
2019	11.177511	11.980625	7.19%	0
2018	11.489405	11.177511	-2.71%	0
2017	11.318136	11.489405	1.51%	0
2016	11.210365	11.318136	0.96%	0
2015	11.424829	11.210365	-1.88%	0
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	0
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.646581	30.217206	27.79%	0
2019	17.839021	23.646581	32.56%	0
2018	20.027113	17.839021	-10.93%	0
2017	15.547460	20.027113	28.81%	0
2016	15.778035	15.547460	-1.46%	0
2015	15.057525	15.778035	4.79%	0
2014	15.034179	15.057525	0.16%	0
2013	11.882881	15.034179	26.52%	0
2012	9.896797	11.882881	20.07%	0
2011	11.095465	9.896797	-10.80%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.439013	37.903734	49.00%	0
2019	19.853052	25.439013	28.14%	0
2018	20.321420	19.853052	-2.30%	0
2017	16.167261	20.321420	25.69%	0
2016	15.071677	16.167261	7.27%	0
2015	14.399082	15.071677	4.67%	0
2014	13.547789	14.399082	6.28%	0
2013	10.627978	13.547789	27.47%	0
2012	9.204869	10.627978	15.46%	0
2011	9.819331	9.204869	-6.26%	0
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.318331	22.596490	11.21%	0
2019	16.439629	20.318331	23.59%	0
2018	17.090445	16.439629	-3.81%	0
2017	14.251395	17.090445	19.92%	0
2016	13.043631	14.251395	9.26%	0
2015	13.119893	13.043631	-0.58%	0
2014	12.102238	13.119893	8.41%	0
2013	9.254218	12.102238	30.78%	0
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	19.166356	19.615420	2.34%	0
2019	17.851174	19.166356	7.37%	0
2018	18.588214	17.851174	-3.97%	0
2017	17.773844	18.588214	4.58%	0
2016	16.632981	17.773844	6.86%	0
2015	17.415410	16.632981	-4.49%	0
2014	17.045594	17.415410	2.17%	0
2013	17.528677	17.045594	-2.76%	0
2012	15.878371	17.528677	10.39%	0
2011	15.295503	15.878371	3.81%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	29.446334	31.959175	8.53%	0
2019	23.154480	29.446334	27.17%	0
2018	23.545874	23.154480	-1.66%	0
2017	19.863101	23.545874	18.54%	0
2016	18.130502	19.863101	9.56%	0
2015	18.263843	18.130502	-0.73%	0
2014	16.558718	18.263843	10.30%	0
2013	12.842232	16.558718	28.94%	0
2012	11.433035	12.842232	12.33%	0
2011	11.563297	11.433035	-1.13%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I - Q/NQ
2020	26.207899	26.710859	1.92%	0
2019	20.931001	26.207899	25.21%	0
2018	22.949435	20.931001	-8.80%	0
2017	19.774620	22.949435	16.05%	0
2016	17.054837	19.774620	15.95%	0
2015	18.506738	17.054837	-7.85%	0
2014	17.236897	18.506738	7.37%	0
2013	12.920904	17.236897	33.40%	0
2012	11.090374	12.920904	16.51%	0
2011	11.544495	11.090374	-3.93%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.932742	13.443072	12.66%	0
2019	10.555392	11.932742	13.05%	0
2018	11.726877	10.555392	-9.99%	0
2017	10.067246	11.726877	16.49%	0
2016*	10.000000	10.067246	0.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.285289	18.028192	10.70%	0
2019	13.357885	16.285289	21.92%	0
2018	15.218618	13.357885	-12.23%	0
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.614590	15.764819	7.87%	0
2019	12.790380	14.614590	14.26%	0
2018	13.870830	12.790380	-7.79%	0
2017	12.586067	13.870830	10.21%	0
2016	12.059987	12.586067	4.36%	0
2015	12.393614	12.059987	-2.69%	0
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.739031	17.254354	9.63%	0
2019	13.309223	15.739031	18.26%	0
2018	14.736256	13.309223	-9.68%	0
2017	12.937855	14.736256	13.90%	0
2016	12.256900	12.937855	5.56%	0
2015	12.630362	12.256900	-2.96%	0
2014	12.266075	12.630362	2.97%	0
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.799675	13.544330	5.82%	0
2019	11.759587	12.799675	8.84%	0
2018	12.277824	11.759587	-4.22%	0
2017	11.736944	12.277824	4.61%	0
2016	11.407105	11.736944	2.89%	0
2015	11.684228	11.407105	-2.37%	0
2014	11.496666	11.684228	1.63%	0
2013	11.140023	11.496666	3.20%	0
2012	10.537207	11.140023	5.72%	0
2011	10.564529	10.537207	-0.26%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.268436	12.674343	3.31%	0
2019	10.956475	12.268436	11.97%	0
2018	11.981528	10.956475	-8.56%	0
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.763112	13.476335	5.59%	0
2019	11.243936	12.763112	13.51%	0
2018	12.303929	11.243936	-8.62%	0
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.226353	16.575918	8.86%	0
2019	13.104112	15.226353	16.20%	0
2018	14.341530	13.104112	-8.63%	0
2017	12.794196	14.341530	12.09%	0
2016	12.186954	12.794196	4.98%	0
2015	12.524925	12.186954	-2.70%	0
2014	12.178483	12.524925	2.84%	0
2013	10.511275	12.178483	15.86%	0
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.997883	17.662943	10.41%	0
2019	13.307786	15.997883	20.21%	0
2018	14.953421	13.307786	-11.01%	0
2017	12.876795	14.953421	16.13%	0
2016	12.168475	12.876795	5.82%	0
2015	12.562036	12.168475	-3.13%	0
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.101717	15.124923	7.26%	0
2019	12.544254	14.101717	12.42%	0
2018	13.393879	12.544254	-6.34%	0
2017	12.392838	13.393879	8.08%	0
2016	11.887203	12.392838	4.25%	0
2015	12.216771	11.887203	-2.70%	0
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.161423	15.683624	3.44%	0
2019	13.704553	15.161423	10.63%	0
2018	16.529178	13.704553	-17.09%	0
2017	13.694518	16.529178	20.70%	0
2016	13.770088	13.694518	-0.55%	0
2015	14.569816	13.770088	-5.49%	0
2014	16.128251	14.569816	-9.66%	0
2013	13.654891	16.128251	18.11%	0
2012	11.612565	13.654891	17.59%	0
2011	13.482517	11.612565	-13.87%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.373524	14.075156	5.25%	0
2019	12.481619	13.373524	7.15%	0
2018	12.745604	12.481619	-2.07%	0
2017	12.413066	12.745604	2.68%	0
2016	11.980252	12.413066	3.61%	0
2015	12.269614	11.980252	-2.36%	0
2014	11.875142	12.269614	3.32%	0
2013	12.309680	11.875142	-3.53%	0
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.840127	14.842290	7.24%	0
2019	12.840435	13.840127	7.79%	0
2018	13.249628	12.840435	-3.09%	0
2017	12.982269	13.249628	2.06%	0
2016	12.773369	12.982269	1.64%	0
2015	13.055192	12.773369	-2.16%	0
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.556898	10.771246	2.03%	0
2019	10.070756	10.556898	4.83%	0
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	24.167503	26.929468	11.43%	0
2019	19.986836	24.167503	20.92%	0
2018	24.610636	19.986836	-18.79%	0
2017	17.683070	24.610636	39.18%	0
2016	16.690897	17.683070	5.94%	0
2015	20.202692	16.690897	-17.38%	0
2014	21.738751	20.202692	-7.07%	0
2013	21.939880	21.738751	-0.92%	0
2012	19.031933	21.939880	15.28%	0
2011	24.928611	19.031933	-23.65%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.919368	24.939791	4.27%	0
2019	21.196168	23.919368	12.85%	0
2018	22.220127	21.196168	-4.61%	0
2017	21.161950	22.220127	5.00%	0
2016	18.847818	21.161950	12.28%	0
2015	19.677103	18.847818	-4.21%	0
2014	19.509651	19.677103	0.86%	0
2013	18.526694	19.509651	5.31%	0
2012	16.444472	18.526694	12.66%	0
2011	16.104864	16.444472	2.11%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	15.332391	15.996670	4.33%	0
2019	14.669759	15.332391	4.52%	0
2018	14.924394	14.669759	-1.71%	0
2017	14.864264	14.924394	0.40%	0
2016	15.001687	14.864264	-0.92%	0
2015	15.269983	15.001687	-1.76%	0
2014	14.847745	15.269983	2.84%	0
2013	15.735000	14.847745	-5.64%	0
2012	15.525064	15.735000	1.35%	0
2011	14.717057	15.525064	5.49%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	10.003107	9.862013	-1.41%	0
2019	9.992913	10.003107	0.10%	0
2018	10.022113	9.992913	-0.29%	0
2017	10.147023	10.022113	-1.23%	0
2016	10.315997	10.147023	-1.64%	0
2015	10.489064	10.315997	-1.65%	0
2014	10.665034	10.489064	-1.65%	0
2013	10.843956	10.665034	-1.65%	0
2012	11.026379	10.843956	-1.65%	0
2011	11.210847	11.026379	-1.65%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	15.260048	16.201166	6.17%	0
2019	13.025452	15.260048	17.16%	0
2018	15.497310	13.025452	-15.95%	0
2017	12.362574	15.497310	25.36%	0
2016	12.461136	12.362574	-0.79%	0
2015	13.069787	12.461136	-4.66%	0
2014	13.348944	13.069787	-2.09%	0
2013	11.518717	13.348944	15.89%	0
2012	10.131129	11.518717	13.70%	0
2011	11.415524	10.131129	-11.25%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.276370	11.880723	5.36%	0
2019	9.459854	11.276370	19.20%	0
2018	11.201954	9.459854	-15.55%	0
2017	9.151249	11.201954	22.41%	0
2016	9.255949	9.151249	-1.13%	0
2015	9.543806	9.255949	-3.02%	0
2014	10.344002	9.543806	-7.74%	0
2013	8.691317	10.344002	19.02%	0
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	24.635653	27.334509	10.96%	0
2019	20.244500	24.635653	21.69%	0
2018	22.586054	20.244500	-10.37%	0
2017	19.390319	22.586054	16.48%	0
2016	18.009603	19.390319	7.67%	0
2015	18.496385	18.009603	-2.63%	0
2014	17.913635	18.496385	3.25%	0
2013	14.313888	17.913635	25.15%	0
2012	12.557531	14.313888	13.99%	0
2011	13.290291	12.557531	-5.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.135447	19.513947	7.60%	0
2019	15.987067	18.135447	13.44%	0
2018	17.085329	15.987067	-6.43%	0
2017	15.631263	17.085329	9.30%	0
2016	14.950504	15.631263	4.55%	0
2015	15.227773	14.950504	-1.82%	0
2014	14.804424	15.227773	2.86%	0
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.092620	24.252684	9.78%	0
2019	18.728646	22.092620	17.96%	0
2018	20.362201	18.728646	-8.02%	0
2017	18.032452	20.362201	12.92%	0
2016	17.017118	18.032452	5.97%	0
2015	17.395140	17.017118	-2.17%	0
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.804475	15.537957	4.95%	0
2019	13.742741	14.804475	7.73%	0
2018	14.231220	13.742741	-3.43%	0
2017	13.691278	14.231220	3.94%	0
2016	13.351094	13.691278	2.55%	0
2015	13.539235	13.351094	-1.39%	0
2014	13.250871	13.539235	2.18%	0
2013	12.852190	13.250871	3.10%	0
2012	12.425243	12.852190	3.44%	0
2011	12.273494	12.425243	1.24%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.265374	12.613102	2.84%	0
2019	11.036565	12.265374	11.13%	0
2018	11.891755	11.036565	-7.19%	0
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.843101	13.430497	4.57%	0
2019	11.330796	12.843101	13.35%	0
2018	12.264497	11.330796	-7.61%	0
2017	10.661199	12.264497	15.04%	0
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.414940	22.155119	8.52%	0
2019	17.629115	20.414940	15.80%	0
2018	19.006098	17.629115	-7.24%	0
2017	17.111993	19.006098	11.07%	0
2016	16.238382	17.111993	5.38%	0
2015	16.566255	16.238382	-1.98%	0
2014	16.014452	16.566255	3.45%	0
2013	13.961615	16.014452	14.70%	0
2012	12.811240	13.961615	8.98%	0
2011	13.030994	12.811240	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	23.175414	25.603137	10.48%	0
2019	19.342155	23.175414	19.82%	0
2018	21.315490	19.342155	-9.26%	0
2017	18.574136	21.315490	14.76%	0
2016	17.408387	18.574136	6.70%	0
2015	17.830585	17.408387	-2.37%	0
2014	17.273480	17.830585	3.23%	0
2013	14.351642	17.273480	20.36%	0
2012	12.827832	14.351642	11.88%	0
2011	13.325997	12.827832	-3.74%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	17.765627	18.966859	6.76%	0
2019	15.917490	17.765627	11.61%	0
2018	16.813496	15.917490	-5.33%	0
2017	15.652932	16.813496	7.41%	0
2016	15.056168	15.652932	3.96%	0
2015	15.313449	15.056168	-1.68%	0
2014	14.865813	15.313449	3.01%	0
2013	13.679526	14.865813	8.67%	0
2012	12.874464	13.679526	6.25%	0
2011	12.825438	12.874464	0.38%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.448759	11.008516	5.36%	0
2019*	10.000000	10.448759	4.49%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.748882	12.237643	13.85%	0
2019*	10.000000	10.748882	7.49%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	22.998526	29.425800	27.95%	0
2019	17.914940	22.998526	28.38%	0
2018	18.795560	17.914940	-4.69%	0
2017	14.676860	18.795560	28.06%	0
2016	14.602627	14.676860	0.51%	0
2015	14.354615	14.602627	1.73%	0
2014	13.216205	14.354615	8.61%	0
2013	9.973093	13.216205	32.52%	0
2012	8.715404	9.973093	14.43%	0
2011	9.126546	8.715404	-4.50%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.903690	13.590786	5.32%	0
2019	11.028120	12.903690	17.01%	0
2018	11.782132	11.028120	-6.40%	0
2017	10.190473	11.782132	15.62%	0
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.847975	15.622448	5.22%	0
2019	12.376380	14.847975	19.97%	0
2018	12.917823	12.376380	-4.19%	0
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	38.685053	45.236779	16.94%	0
2019	28.582417	38.685053	35.35%	0
2018	29.439387	28.582417	-2.91%	0
2017	23.510413	29.439387	25.22%	0
2016	23.065901	23.510413	1.93%	0
2015	22.316302	23.065901	3.36%	0
2014	20.855456	22.316302	7.00%	0
2013	15.511833	20.855456	34.45%	0
2012	13.289460	15.511833	16.72%	0
2011	13.820663	13.289460	-3.84%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	29.639423	29.585464	-0.18%	0
2019	23.738283	29.639423	24.86%	0
2018	26.628204	23.738283	-10.85%	0
2017	24.912377	26.628204	6.89%	0
2016	21.030740	24.912377	18.46%	0
2015	22.338693	21.030740	-5.86%	0
2014	20.079314	22.338693	11.25%	0
2013	15.478551	20.079314	29.72%	0
2012	13.726207	15.478551	12.77%	0
2011	13.866343	13.726207	-1.01%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.795648	17.96%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.791072	17.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	57.307892	63.754226	11.25%	0
2019	46.373752	57.307892	23.58%	0
2018	53.214361	46.373752	-12.85%	0
2017	46.730765	53.214361	13.87%	0
2016	39.498508	46.730765	18.31%	0
2015	41.205435	39.498508	-4.14%	0
2014	38.289697	41.205435	7.61%	0
2013	29.261437	38.289697	30.85%	0
2012	25.327907	29.261437	15.53%	0
2011	26.424307	25.327907	-4.15%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.916001	21.307625	-2.78%	0
2019	17.993015	21.916001	21.80%	0
2018	21.068266	17.993015	-14.60%	0
2017	18.816657	21.068266	11.97%	0
2016	16.269097	18.816657	15.66%	0
2015	17.033591	16.269097	-4.49%	0
2014	14.800321	17.033591	15.09%	0
2013	11.091371	14.800321	33.44%	0
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	32.968703	45.682967	38.56%	0
2019	24.700558	32.968703	33.47%	0
2018	27.283743	24.700558	-9.47%	0
2017	22.205325	27.283743	22.87%	0
2016	20.845623	22.205325	6.52%	0
2015	21.036305	20.845623	-0.91%	0
2014	20.804328	21.036305	1.12%	0
2013	14.660146	20.804328	41.91%	0
2012	13.140838	14.660146	11.56%	0
2011	13.448046	13.140838	-2.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	59.661716	61.700594	3.42%	0
2019	50.976672	59.661716	17.04%	0
2018	62.419206	50.976672	-18.33%	0
2017	58.189508	62.419206	7.27%	0
2016	46.979790	58.189508	23.86%	0
2015	50.829279	46.979790	-7.57%	0
2014	48.290989	50.829279	5.26%	0
2013	34.971850	48.290989	38.09%	0
2012	29.523646	34.971850	18.45%	0
2011	31.621378	29.523646	-6.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	54.206856	65.408886	20.67%	0
2019	43.865509	54.206856	23.58%	0
2018	51.056408	43.865509	-14.08%	0
2017	45.741105	51.056408	11.62%	0
2016	37.861612	45.741105	20.81%	0
2015	39.136843	37.861612	-3.26%	0
2014	39.471739	39.136843	-0.85%	0
2013	28.482329	39.471739	38.58%	0
2012	25.074127	28.482329	13.59%	0
2011	26.994603	25.074127	-7.11%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	20.464712	22.854247	11.68%	0
2019	16.247143	20.464712	25.96%	0
2018	17.348045	16.247143	-6.35%	0
2017	14.126998	17.348045	22.80%	0
2016	12.643529	14.126998	11.73%	0
2015	12.995975	12.643529	-2.71%	0
2014	12.395937	12.995975	4.84%	0
2013	8.763596	12.395937	41.45%	0
2012	7.619990	8.763596	15.01%	0
2011	8.766116	7.619990	-13.07%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.862067	17.690914	11.53%	0
2019	12.591618	15.862067	25.97%	0
2018	13.479044	12.591618	-6.58%	0
2017	10.984679	13.479044	22.71%	0
2016*	10.000000	10.984679	9.85%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.179401	23.612933	11.49%	0
2019	17.090001	21.179401	23.93%	0
2018	18.446554	17.090001	-7.35%	0
2017	15.811271	18.446554	16.67%	0
2016	14.599508	15.811271	8.30%	0
2015	14.892679	14.599508	-1.97%	0
2014	13.690911	14.892679	8.78%	0
2013	10.031599	13.690911	36.48%	0
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	17.624321	16.399778	-6.95%	0
2019	13.710503	17.624321	28.55%	0
2018	14.511046	13.710503	-5.52%	0
2017	13.853685	14.511046	4.75%	0
2016	13.121192	13.853685	5.58%	0
2015	14.096552	13.121192	-6.92%	0
2014	11.120712	14.096552	26.76%	0
2013	10.973139	11.120712	1.34%	0
2012	9.636371	10.973139	13.87%	0
2011	9.199628	9.636371	4.75%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.263455	23.486724	15.91%	0
2019	15.747039	20.263455	28.68%	0
2018	16.833064	15.747039	-6.45%	0
2017	14.118129	16.833064	19.23%	0
2016	12.885837	14.118129	9.56%	0
2015	12.979641	12.885837	-0.72%	0
2014	11.671121	12.979641	11.21%	0
2013*	10.000000	11.671121	16.71%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.319089	10.436235	1.14%	0
2019	10.080203	10.319089	2.37%	0
2018	10.166849	10.080203	-0.85%	0
2017	10.176246	10.166849	-0.09%	0
2016	10.094967	10.176246	0.81%	0
2015	10.299452	10.094967	-1.99%	0
2014	10.420778	10.299452	-1.16%	0
2013	10.584447	10.420778	-1.55%	0
2012	10.396146	10.584447	1.81%	0
2011	10.434627	10.396146	-0.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.255591	20.249406	17.35%	0
2019	14.040535	17.255591	22.90%	0
2018	16.104258	14.040535	-12.81%	0
2017	14.340085	16.104258	12.30%	0
2016	12.062447	14.340085	18.88%	0
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	0
2013*	10.000000	12.539903	25.40%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.016954	36.423518	58.25%	0
2019	17.050897	23.016954	34.99%	0
2018	18.613910	17.050897	-8.40%	0
2017	14.815684	18.613910	25.64%	0
2016	14.148778	14.815684	4.71%	0
2015	14.412852	14.148778	-1.83%	0
2014	14.086295	14.412852	2.32%	0
2013	10.308026	14.086295	36.65%	0
2012	9.121841	10.308026	13.00%	0
2011	9.684178	9.121841	-5.81%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	14.388720	19.770921	37.41%	0
2019	11.043149	14.388720	30.30%	0
2018	12.017659	11.043149	-8.11%	0
2017	9.809237	12.017659	22.51%	0
2016	9.574881	9.809237	2.45%	0
2015*	10.000000	9.574881	-4.25%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	10.042607	10.218430	1.75%	0
2019	9.848015	10.042607	1.98%	0
2018	9.912943	9.848015	-0.65%	0
2017	9.989767	9.912943	-0.77%	0
2016	10.034563	9.989767	-0.45%	0
2015	10.184191	10.034563	-1.47%	0
2014	10.292279	10.184191	-1.05%	0
2013	10.400788	10.292279	-1.04%	0
2012	10.110137	10.400788	2.87%	0
2011	10.249691	10.110137	-1.36%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	28.159080	33.112184	17.59%	0
2019	22.744126	28.159080	23.81%	0
2018	24.532624	22.744126	-7.29%	0
2017	21.061469	24.532624	16.48%	0
2016	19.491551	21.061469	8.05%	0
2015	19.910873	19.491551	-2.11%	0
2014	18.340796	19.910873	8.56%	0
2013	13.552243	18.340796	35.33%	0
2012	12.416826	13.552243	9.14%	0
2011	13.025977	12.416826	-4.68%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.652826	12.366851	6.13%	0
2019	10.603120	11.652826	9.90%	0
2018	11.403130	10.603120	-7.02%	0
2017	10.225816	11.403130	11.51%	0
2016	9.208520	10.225816	11.05%	0
2015	10.310360	9.208520	-10.69%	0
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.791779	12.360287	4.82%	0
2019	10.457345	11.791779	12.76%	0
2018	11.172891	10.457345	-6.40%	0
2017	10.347782	11.172891	7.97%	0
2016	9.293009	10.347782	11.35%	0
2015	9.677822	9.293009	-3.98%	0
2014*	10.000000	9.677822	-3.22%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.649234	12.678597	8.84%	0
2019	11.078319	11.649234	5.15%	0
2018	11.743583	11.078319	-5.66%	0
2017	10.782586	11.743583	8.91%	0
2016	10.653665	10.782586	1.21%	0
2015	11.669747	10.653665	-8.71%	0
2014	11.829924	11.669747	-1.35%	0
2013	12.873813	11.829924	-8.11%	0
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.185251	11.318577	1.19%	0
2019	10.943509	11.185251	2.21%	0
2018	11.101800	10.943509	-1.43%	0
2017	11.147944	11.101800	-0.41%	0
2016	11.188458	11.147944	-0.36%	0
2015	11.352455	11.188458	-1.44%	0
2014	11.457181	11.352455	-0.91%	0
2013	11.676512	11.457181	-1.88%	0
2012	11.227334	11.676512	4.00%	0
2011	11.301282	11.227334	-0.65%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.229030	10.275587	0.46%	0
2019	10.127575	10.229030	1.00%	0
2018	10.153517	10.127575	-0.26%	0
2017	10.090776	10.153517	0.62%	0
2016*	10.000000	10.090776	0.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.326152	12.089569	6.74%	0
2019	10.638761	11.326152	6.46%	0
2018	10.887371	10.638761	-2.28%	0
2017	10.560804	10.887371	3.09%	0
2016	10.467077	10.560804	0.90%	0
2015	10.607078	10.467077	-1.32%	0
2014	10.353544	10.607078	2.45%	0
2013	10.747901	10.353544	-3.67%	0
2012	9.980493	10.747901	7.69%	0
2011*	10.000000	9.980493	-0.20%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	11.959112	13.184400	10.25%	0
2019	9.715889	11.959112	23.09%	0
2018	12.214531	9.715889	-20.46%	0
2017	9.811005	12.214531	24.50%	0
2016*	10.000000	9.811005	-1.89%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.472016	34.72%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	12.872078	28.72%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.900842	54.542568	27.14%	0
2019	33.911659	42.900842	26.51%	0
2018	34.190769	33.911659	-0.82%	0
2017	27.306204	34.190769	25.21%	0
2016	31.095173	27.306204	-12.19%	0
2015	28.111261	31.095173	10.61%	0
2014	21.781571	28.111261	29.06%	0
2013	14.714212	21.781571	48.03%	0
2012	11.421095	14.714212	28.83%	0
2011	10.519755	11.421095	8.57%	0
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	64.632456	74.530616	15.31%	0
2019	50.320600	64.632456	28.44%	0
2018	66.877143	50.320600	-24.76%	0
2017	45.019543	66.877143	48.55%	0
2016	45.725804	45.019543	-1.54%	0
2015	54.057269	45.725804	-15.41%	0
2014	55.193348	54.057269	-2.06%	0
2013	50.097390	55.193348	10.17%	0
2012	39.242213	50.097390	27.66%	0
2011	53.728614	39.242213	-26.96%	0
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.672673	6.629471	16.87%	0
2019	5.170813	5.672673	9.71%	0
2018	7.346051	5.170813	-29.61%	0
2017	7.619134	7.346051	-3.58%	0
2016	5.401602	7.619134	41.05%	0
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	25.843607	30.274952	17.15%	0
2019	23.489245	25.843607	10.02%	0
2018	33.303108	23.489245	-29.47%	0
2017	34.445125	33.303108	-3.32%	0
2016	24.369415	34.445125	41.35%	0
2015	37.231921	24.369415	-34.55%	0
2014	46.797274	37.231921	-20.44%	0
2013	43.047760	46.797274	8.71%	0
2012	42.338165	43.047760	1.68%	0
2011	51.523505	42.338165	-17.83%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.768910	10.427078	-3.17%	0
2019*	10.000000	10.768910	7.69%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	35.409939	54.950335	55.18%	0
2019	28.842620	35.409939	22.77%	0
2018	28.950352	28.842620	-0.37%	0
2017	23.387086	28.950352	23.79%	0
2016	22.068751	23.387086	5.97%	0
2015	23.105049	22.068751	-4.49%	0
2014	23.942312	23.105049	-3.50%	0
2013	16.204260	23.942312	47.75%	0
2012	15.274494	16.204260	6.09%	0
2011	16.278538	15.274494	-6.17%	0

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners , distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.Required Distributions Upon Death of a Contract Owner Before January 1, 2020Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendare year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.

In addition, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.